UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square, 10th Floor

Tenth and King Streets, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1. Schedules of Investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Shares	Value
COMMON STOCKS—89.87%

AEROSPACE & DEFENSE—1.40%
Boeing Co. (The)	146,498	$10,895,056
General Dynamics Corp.	35,999	3,001,237
Goodrich Corp.	1,799	103,461
Northrop Grumman Corp.	159,663	12,423,378
United Technologies Corp.	785	54,024

		26,477,156
AGRICULTURE—2.31%
Altria Group Inc.	471,067	10,457,687
Monsanto Co.	64,945	7,241,368
Philip Morris International Inc.	512,916	25,943,291

		43,642,346
AIRLINES—0.06%
AMR Corp.(a)	47,710	430,344
Continental Airlines Inc. Class B(a)	15,400	296,142
Northwest Airlines Corp.(a)	12,693	114,110
US Airways Group Inc.(a)	26,419	235,393

		1,075,989
APPAREL—0.16%
Coach Inc.(a)	85,478	2,577,162
Jones Apparel Group Inc.	13,528	181,546
Nike Inc. Class B	3,952	268,736

		3,027,444
AUTO MANUFACTURERS—0.08%
General Motors Corp.(b)	82,258	1,567,015

		1,567,015
AUTO PARTS & EQUIPMENT—0.06%
Lear Corp.(a)	46,576	1,206,784

		1,206,784
BANKS—4.75%
BancorpSouth Inc.	3,189	73,857
Bank of America Corp.	587,587	22,275,423
Bank of New York Mellon Corp. (The)	370,899	15,477,615
Colonial BancGroup Inc. (The)(b)	19,634	189,075
Discover Financial Services LLC	57,774	945,760
KeyCorp	169,072	3,711,130
National City Corp.	32,735	325,713
Northern Trust Corp.	155,562	10,340,206
Regions Financial Corp.(b)	97,507	1,925,763
State Street Corp.	162,687	12,852,273
UnionBanCal Corp.(b)	168,103	8,250,495
Wachovia Corp.	228,279	6,163,533
Wells Fargo & Co.	205,336	5,975,278
Zions Bancorporation(b)	27,454	1,250,530

		89,756,651
BEVERAGES—3.61%
Anheuser-Busch Companies Inc.	355,132	16,851,013
Coca-Cola Co. (The)	32,587	1,983,571

Coca-Cola Enterprises Inc.	319,500	7,731,900
Molson Coors Brewing Co. Class B	17,523	921,184
Pepsi Bottling Group Inc.	215,047	7,292,244
PepsiAmericas Inc.(b)	105,315	2,688,692
PepsiCo Inc.	426,850	30,818,570

		68,287,174
BIOTECHNOLOGY—1.36%
Amgen Inc.(a)	357,058	14,917,883
Biogen Idec Inc.(a)	158,739	9,792,609
Celgene Corp.(a)	5,154	315,889
Genzyme Corp.(a)	9,056	675,034

		25,701,415
BUILDING MATERIALS—0.03%
Lennox International Inc.(b)	13,374	481,063

		481,063
CHEMICALS—1.24%
Air Products and Chemicals Inc.	43,619	4,012,948
Airgas Inc.	3,767	171,286
Ashland Inc.	86,345	4,084,119
CF Industries Holdings Inc.	8,736	905,224
Cytec Industries Inc.	51,862	2,792,769
Ecolab Inc.(b)	10,094	438,382
Lubrizol Corp.	127,573	7,081,577
Mosaic Co. (The)(a)	37,589	3,856,631
Terra Industries Inc.(a)	1,256	44,626

		23,387,562
COAL—0.14%
Massey Energy Co.	72,577	2,649,061

		2,649,061
COMMERCIAL SERVICES—1.48%
Accenture Ltd.	348,741	12,265,221
Apollo Group Inc. Class A(a)	74,628	3,223,930
Deluxe Corp.	15,009	288,323
H&R Block Inc.	47,998	996,438
ITT Educational Services Inc.(a)	29,017	1,332,751
Manpower Inc.	38,587	2,170,905
Moody’s Corp.(b)	55,377	1,928,781
Robert Half International Inc.	135,099	3,477,448
Western Union Co.	105,839	2,251,196

		27,934,993
COMPUTERS—4.06%
Apple Inc.(a)	129,613	18,599,466
Computer Sciences Corp.(a)	23,798	970,720
Electronic Data Systems Corp.	539,316	8,979,611
Hewlett-Packard Co.	558,507	25,501,430
International Business Machines Corp.	130,671	15,045,459
Lexmark International Inc. Class A(a)	18,762	576,369
Seagate Technology	289,094	6,053,628
Sun Microsystems Inc.(a)	27,368	425,025
Synopsys Inc.(a)	5,154	117,047
Teradata Corp.(a)	25,385	559,993

		76,828,748
COSMETICS & PERSONAL CARE—2.79%
Colgate-Palmolive Co.	274,495	21,385,905
Procter & Gamble Co. (The)	447,533	31,358,637

		52,744,542

DISTRIBUTION & WHOLESALE—0.30%
W.W. Grainger Inc.	74,536	5,693,805

		5,693,805
DIVERSIFIED FINANCIAL SERVICES—5.81%
American Express Co.	152,062	6,648,151
AmeriCredit Corp.(a)(b)	60,784	612,095
Ameriprise Financial Inc.	198,087	10,270,811
Bear Stearns Companies Inc. (The)(b)	16,990	178,225
Capital One Financial Corp.(b)	64,305	3,165,092
CIT Group Inc.	62,701	743,007
Citigroup Inc.	832,378	17,829,537
CME Group Inc.	1,313	615,928
Countrywide Financial Corp.(b)	85,705	471,378
Federal Home Loan Mortgage Corp.	115,906	2,934,740
Federal National Mortgage Association	151,866	3,997,113
Franklin Resources Inc.	19,053	1,847,950
Goldman Sachs Group Inc. (The)	68,613	11,347,904
IntercontinentalExchange Inc.(a)	1,212	158,166
JPMorgan Chase & Co.	698,615	30,005,514
Lehman Brothers Holdings Inc.(b)	86,809	3,267,491
Merrill Lynch & Co. Inc.	144,262	5,877,234
Morgan Stanley	199,066	9,097,316
SLM Corp.(a)	47,891	735,127

		109,802,779
ELECTRIC—3.00%
AES Corp. (The)(a)	406,393	6,774,571
Alliant Energy Corp.	69,339	2,427,558
American Electric Power Co. Inc.	96,737	4,027,161
Constellation Energy Group Inc.	16,304	1,439,154
Duke Energy Corp.	3,491	62,314
Edison International	374,351	18,350,686
FirstEnergy Corp.	297,190	20,393,178
Public Service Enterprise Group Inc.	81,436	3,272,913

		56,747,535
ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
Emerson Electric Co.	318,312	16,380,336

		16,380,336
ELECTRONICS—0.41%
Agilent Technologies Inc.(a)	25,468	759,710
Applied Biosystems Group	7,353	241,620
Flextronics International Ltd.(a)(b)	256,549	2,408,995
Mettler-Toledo International Inc.(a)	17,796	1,728,348
Sanmina-SCI Corp.(a)	90,295	146,278
Tyco Electronics Ltd.	71,244	2,445,094
Waters Corp.(a)	1,322	73,635

		7,803,680
ENGINEERING & CONSTRUCTION—0.98%
Fluor Corp.	70,254	9,917,055
Foster Wheeler Ltd.(a)	8,655	490,046
Jacobs Engineering Group Inc.(a)(b)	50,816	3,739,549
KBR Inc.	6,034	167,323
McDermott International Inc.(a)	76,319	4,183,808

		18,497,781
ENVIRONMENTAL CONTROL—0.13%
Republic Services Inc.	81,764	2,390,779

		2,390,779

FOOD—1.16%
Corn Products International Inc.(b)	30,050	1,116,057
General Mills Inc.	153,332	9,181,520
Hormel Foods Corp.	21,387	890,982
J.M. Smucker Co. (The)	4,767	241,258
Kroger Co. (The)	155,732	3,955,593
Sara Lee Corp.	410,416	5,737,616
Tyson Foods Inc. Class A	52,595	838,890

		21,961,916
FOREST PRODUCTS & PAPER—0.27%
International Paper Co.	190,725	5,187,720

		5,187,720
GAS—0.39%
AGL Resources Inc.	2,419	83,020
Energen Corp.	17,068	1,063,336
Sempra Energy	90,580	4,826,102
UGI Corp.	56,777	1,414,883

		7,387,341
HEALTH CARE - PRODUCTS—3.94%
Alcon Inc.(b)	86,596	12,318,281
Baxter International Inc.	302,414	17,485,578
Becton, Dickinson and Co.	168,582	14,472,765
DENTSPLY International Inc.	56,883	2,195,684
Johnson & Johnson	240,081	15,574,054
Medtronic Inc.	97,853	4,733,150
St. Jude Medical Inc.(a)	30,223	1,305,331
Steris Corp.(b)	14,343	384,823
Zimmer Holdings Inc.(a)(b)	77,852	6,061,557

		74,531,223
HEALTH CARE - SERVICES—0.71%
Apria Healthcare Group Inc.(a)(b)	10,721	211,740
Health Net Inc.(a)	43,595	1,342,726
Humana Inc.(a)	107,034	4,801,545
Lincare Holdings Inc.(a)(b)	4,970	139,707
UnitedHealth Group Inc.	172,398	5,923,595
WellCare Health Plans Inc.(a)	24,497	954,158
WellPoint Inc.(a)	2,124	93,732

		13,467,203
HOME BUILDERS—0.25%
Centex Corp.	11,780	285,194
KB Home	7,282	180,084
NVR Inc.(a)(b)	6,971	4,165,173
Pulte Homes Inc.	2,533	36,855

		4,667,306
HOUSEHOLD PRODUCTS & WARES—0.01%
Blyth Inc.(b)	4,758	93,828

		93,828
INSURANCE—3.27%
ACE Ltd.	203,994	11,231,910
Ambac Financial Group Inc.	14,473	83,220
American International Group Inc.	186,607	8,070,753
Aon Corp.	22,394	900,239
Axis Capital Holdings Ltd.(b)	132,443	4,500,413
Genworth Financial Inc. Class A	52,574	1,190,275
Hartford Financial Services Group Inc. (The)(b)	74,179	5,620,543
Lincoln National Corp.	66,176	3,441,152
Marsh & McLennan Companies Inc.	23,605	574,782
MetLife Inc.	94,253	5,679,686

Prudential Financial Inc.	60,411	4,727,161
StanCorp Financial Group Inc.	3,385	161,498
Torchmark Corp.	1,532	92,089
Travelers Companies Inc. (The)	263,286	12,598,235
W.R. Berkley Corp.	72,831	2,016,690
Willis Group Holdings Ltd.	27,328	918,494
XL Capital Ltd. Class A	2,576	76,121

		61,883,261
INTERNET—1.73%
Amazon.com Inc.(a)(b)	28,615	2,040,250
Check Point Software Technologies Ltd.(a)	146,102	3,272,685
eBay Inc.(a)	440,763	13,152,368
Google Inc. Class A(a)	30,343	13,365,181
ValueClick Inc.(a)	17,777	306,653
Yahoo! Inc.(a)	20,813	602,120

		32,739,257
IRON & STEEL—0.08%
Reliance Steel & Aluminum Co.	26,411	1,580,962

		1,580,962
LODGING—0.60%
Choice Hotels International Inc.	49,573	1,690,935
Starwood Hotels & Resorts Worldwide Inc.	162,366	8,402,441
Wyndham Worldwide Corp.	57,341	1,185,812

		11,279,188
MACHINERY—0.38%
Deere & Co.	71,923	5,785,486
Gardner Denver Inc.(a)	5,982	221,932
Rockwell Automation Inc.	22,035	1,265,250

		7,272,668
MANUFACTURING—3.77%
Cooper Industries Ltd.(b)	10,937	439,121
Eaton Corp.	97,763	7,788,778
General Electric Co.	1,058,300	39,167,683
Harsco Corp.	972	53,829
Honeywell International Inc.	266,197	15,018,835
Ingersoll-Rand Co. Ltd. Class A(b)	70,159	3,127,688
Pall Corp.	10,565	370,515
Textron Inc.	40,348	2,236,086
Tyco International Ltd.	72,428	3,190,453

		71,392,988
MEDIA—2.42%
DIRECTV Group Inc. (The)(a)	657,984	16,311,423
Dish Network Corp. Class A(a)	135,297	3,887,083
McGraw-Hill Companies Inc. (The)(b)	48,156	1,779,364
Time Warner Inc.	883,885	12,392,068
Viacom Inc. Class B(a)	141,471	5,605,081
Walt Disney Co. (The)	186,227	5,843,803

		45,818,822
METAL FABRICATE & HARDWARE—0.12%
Commercial Metals Co.	38,007	1,139,070
Timken Co. (The)	40,363	1,199,588

		2,338,658
MINING—0.34%
Newmont Mining Corp.	15,334	694,630
Southern Copper Corp.(b)	55,291	5,740,865

		6,435,495

OFFICE & BUSINESS EQUIPMENT—0.25%
Xerox Corp.	311,469	4,662,691

		4,662,691
OIL & GAS—9.57%
Apache Corp.	65,127	7,868,644
Chevron Corp.	165,957	14,166,090
ConocoPhillips	409,687	31,222,246
Devon Energy Corp.	57,949	6,045,819
ENSCO International Inc.	218,472	13,680,717
Exxon Mobil Corp.	833,974	70,537,521
Noble Corp.	63,962	3,176,993
Noble Energy Inc.	177,075	12,891,060
Occidental Petroleum Corp.	117,920	8,628,206
Patterson-UTI Energy Inc.(b)	112,696	2,950,381
Sunoco Inc.	5,739	301,125
Valero Energy Corp.	142,286	6,987,665
XTO Energy Inc.	42,908	2,654,289

		181,110,756
OIL & GAS SERVICES—1.11%
Dresser-Rand Group Inc.(a)	30,432	935,784
FMC Technologies Inc.(a)	2,244	127,661
Global Industries Ltd.(a)(b)	124,264	1,999,408
Grant Prideco Inc.(a)	46,885	2,307,680
Halliburton Co.	78,627	3,092,400
National Oilwell Varco Inc.(a)	167,163	9,758,976
Oceaneering International Inc.(a)	522	32,886
Schlumberger Ltd.	17,497	1,522,239
Tidewater Inc.(b)	22,906	1,262,350

		21,039,384
PACKAGING & CONTAINERS—0.33%
Crown Holdings Inc.(a)	66,128	1,663,780
Owens-Illinois Inc.(a)	44,269	2,498,100
Packaging Corp. of America	11,515	257,130
Sonoco Products Co.	65,643	1,879,359

		6,298,369
PHARMACEUTICALS—4.87%
Bristol-Myers Squibb Co.	395,373	8,421,445
Eli Lilly and Co.	323,900	16,710,001
Endo Pharmaceuticals Holdings Inc.(a)	34,885	835,147
Express Scripts Inc.(a)	3,353	215,665
Forest Laboratories Inc.(a)	333,858	13,357,659
Gilead Sciences Inc.(a)	45,703	2,355,076
King Pharmaceuticals Inc.(a)	139,410	1,212,867
Medco Health Solutions Inc.(a)	143,119	6,267,181
Merck & Co. Inc.	40,582	1,540,087
Pfizer Inc.	1,495,444	31,299,643
Wyeth	239,226	9,990,078

		92,204,849
PIPELINES—0.48%
ONEOK Inc.	6,142	274,117
Williams Companies Inc. (The)	264,416	8,720,440

		8,994,557
REAL ESTATE—0.06%
Jones Lang LaSalle Inc.(b)	15,767	1,219,420

		1,219,420

REAL ESTATE INVESTMENT TRUSTS—0.92%
Hospitality Properties Trust	14,820	504,176
Host Hotels & Resorts Inc.(b)	480,097	7,643,144
HRPT Properties Trust	14,566	98,029
ProLogis(b)	122,383	7,203,463
SL Green Realty Corp.(b)	23,595	1,922,285

		17,371,097
RETAIL—4.53%
AutoZone Inc.(a)	1,277	145,361
Best Buy Co. Inc.	4,939	204,771
Big Lots Inc.(a)(b)	100,757	2,246,881
BJ’s Wholesale Club Inc.(a)(b)	117,416	4,190,577
CBRL Group Inc.(b)	1,862	66,604
Costco Wholesale Corp.	69,537	4,517,819
Darden Restaurants Inc.	24,756	805,808
Dollar Tree Inc.(a)	82,486	2,275,789
Family Dollar Stores Inc.(b)	150,408	2,932,956
Gap Inc. (The)	375,347	7,386,829
Home Depot Inc.	176,934	4,948,844
J.C. Penney Co. Inc.	816	30,771
Macy’s Inc.	117,240	2,703,554
McDonald’s Corp.	163,617	9,124,920
Office Depot Inc.(a)	236,643	2,614,905
OfficeMax Inc.	6,977	133,540
Penske Automotive Group Inc.(b)	43,247	841,587
RadioShack Corp.	172,769	2,807,496
Staples Inc.	176,654	3,905,820
TJX Companies Inc. (The)	130,672	4,321,323
Wal-Mart Stores Inc.	540,309	28,463,478
Wendy’s International Inc.	25,813	595,248
Yum! Brands Inc.	11,218	417,422

		85,682,303
SAVINGS & LOANS—0.12%
Sovereign Bancorp Inc.	233,887	2,179,827

		2,179,827
SEMICONDUCTORS—2.74%
Analog Devices Inc.	29,772	878,869
Atmel Corp.(a)	17,511	60,938
Integrated Device Technology Inc.(a)	94,067	840,018
Intel Corp.	1,247,513	26,422,325
National Semiconductor Corp.	31,090	569,569
NVIDIA Corp.(a)	376,354	7,448,046
QLogic Corp.(a)	67,312	1,033,239
Texas Instruments Inc.	504,086	14,250,511
Xilinx Inc.	17,120	406,600

		51,910,115
SOFTWARE—3.86%
Adobe Systems Inc.(a)	212,205	7,552,376
Autodesk Inc.(a)	129,920	4,089,882
BMC Software Inc.(a)(b)	68,368	2,223,327
Broadridge Financial Solutions Inc.	47,653	838,693
Dun & Bradstreet Corp. (The)	24,033	1,955,806
IMS Health Inc.	77,318	1,624,451
Microsoft Corp.	1,482,024	42,059,841
MoneyGram International Inc.(b)	21,437	39,873
Oracle Corp.(a)	648,133	12,677,481

		73,061,730
TELECOMMUNICATIONS—5.11%
ADTRAN Inc.(b)	11,686	216,191
AT&T Inc.	990,542	37,937,759

Cisco Systems Inc.(a)	642,859	15,486,473
Harris Corp.	5,857	284,240
QUALCOMM Inc.	223,685	9,171,085
Sprint Nextel Corp.	754,029	5,044,454
Telephone and Data Systems Inc. Special	15,166	565,692
United States Cellular Corp.(a)	3,177	174,735
Verizon Communications Inc.	761,201	27,745,776

		96,626,405
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	88,478	2,468,536

		2,468,536
TRANSPORTATION—1.32%
C.H. Robinson Worldwide Inc.	9,245	502,928
FedEx Corp.	11,624	1,077,196
Frontline Ltd.	2,423	111,506
Kirby Corp.(a)	56,414	3,215,598
Landstar System Inc.	18,893	985,459
Norfolk Southern Corp.	69,875	3,795,610
Union Pacific Corp.	96,414	12,088,387
United Parcel Service Inc. Class B	28,501	2,081,143
YRC Worldwide Inc.(a)(b)	81,511	1,069,424

		24,927,251

TOTAL COMMON STOCKS
(Cost: $1,776,246,643)		1,699,879,764

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.99%

MONEY MARKET FUNDS—4.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	41,690,510	41,690,510
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	50,460,705	50,460,705

		92,151,215
U.S. TREASURY OBLIGATIONS—0.12%
U.S. Treasury Bill
1.24%, 06/26/08(f)(g)	$2,300,000.00	2,292,994

		2,292,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,444,566)		94,444,209

TOTAL INVESTMENTS IN SECURITIES — 94.86%
(Cost: $1,870,691,209)		1,794,323,973
Other Assets, Less Liabilities — 5.14%		97,213,613

NET ASSETS — 100.00%		$1,891,537,586

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (June 2008)	633	$41,904,600	$(68,102)

			$(68,102)

See accompanying notes to schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—22.69%

AEROSPACE & DEFENSE—0.27%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$105,880
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	103,278
United Technologies Corp.
6.10%, 05/15/12	100,000	107,696

		316,854
AUTO MANUFACTURERS—0.31%
DaimlerChrysler North America Holding Corp.
7.20%, 09/01/09	350,000	362,033

		362,033
BANKS—3.18%
Abbey National PLC
7.95%, 10/26/29	100,000	107,077
American Express Centurion Bank
5.20%, 11/26/10	200,000	202,334
Bank of America Corp.
5.49%, 03/15/19	200,000	193,818
Capital One Financial Corp.
6.75%, 09/15/17	100,000	94,857
Deutsche Bank AG London
5.38%, 10/12/12	100,000	104,510
HSBC Holdings PLC
5.25%, 12/12/12	300,000	297,763
KfW Bankengruppe
0.00%, 04/18/36	250,000	62,028
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	516,099
NationsBank Corp.
7.75%, 08/15/15	250,000	286,989
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	248,822
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	219,048
Swiss Bank Corp.
7.00%, 10/15/15	150,000	167,772
US Bank N.A.
6.38%, 08/01/11	250,000	270,681
Wachovia Bank N.A.
6.60%, 01/15/38	50,000	46,326
Wachovia Corp.
5.50%, 08/01/35	150,000	118,799
Wells Fargo & Co.
4.20%, 01/15/10	500,000	508,345

Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	271,394

		3,716,662
BEVERAGES—0.33%
Bottling Group LLC
4.63%, 11/15/12	100,000	104,234
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	126,749
Diageo Capital PLC
5.20%, 01/30/13	150,000	155,182

		386,165
BUILDING MATERIALS—0.17%
Masco Corp.
5.88%, 07/15/12	200,000	201,605

		201,605
CHEMICALS—0.27%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	105,336
E.I. du Pont de Nemours and Co.
6.88%, 10/15/09	100,000	105,613
Praxair Inc.
4.63%, 03/30/15	100,000	101,043

		311,992
COMPUTERS—0.22%
International Business Machines Corp.
4.75%, 11/29/12	250,000	258,740

		258,740
COSMETICS & PERSONAL CARE—0.32%
Procter & Gamble Co. (The)
6.88%, 09/15/09	350,000	369,795

		369,795
DIVERSIFIED FINANCIAL SERVICES—4.20%
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	192,422
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	205,157
Citigroup Inc.
5.00%, 09/15/14	177,000	166,809
5.30%, 10/17/12	250,000	250,624
6.63%, 06/15/32	100,000	94,203
6.88%, 03/05/38	100,000	99,929
8.30%, 12/21/57	50,000	49,269
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	252,058
6.50%, 01/15/12	100,000	106,296
Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	264,153
General Electric Capital Corp.
6.75%, 03/15/32	250,000	267,027

Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	50,000	49,512
6.13%, 02/15/33	200,000	182,114
6.88%, 01/15/11	400,000	426,996
Household Finance Corp.
8.00%, 07/15/10	250,000	263,822
HSBC Finance Corp.
5.50%, 01/19/16	100,000	96,737
International Lease Finance Corp.
5.45%, 03/24/11	250,000	249,765
John Deere Capital Corp.
7.00%, 03/15/12	150,000	165,965
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	100,000	92,108
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	247,012
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	150,000	130,349
6.50%, 07/19/17	100,000	94,965
6.75%, 12/28/17	50,000	48,066
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	203,128
6.11%, 01/29/37	100,000	79,041
Morgan Stanley
4.75%, 04/01/14	450,000	417,727
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	217,510

		4,912,764
ELECTRIC—1.78%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	102,381
Arizona Public Service Co.
6.50%, 03/01/12	100,000	104,118
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	105,125
Consumers Energy Co.
5.00%, 02/15/12	150,000	152,000
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	88,466
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	96,654
Northern States Power Co.
8.00%, 08/28/12	100,000	115,499
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	154,353
Ontario Hydro Canada
7.45%, 03/31/13	150,000	175,662
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	98,033
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	106,553
Progress Energy Inc.
7.10%, 03/01/11	175,000	188,374
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	103,409

Southern California Edison Co.
5.00%, 01/15/16	200,000	202,170
Toledo Edison Co.
6.15%, 05/15/37	100,000	88,554
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	204,668

		2,086,019
ENVIRONMENTAL CONTROL—0.09%
Waste Management Inc.
7.00%, 07/15/28	100,000	102,058

		102,058
FOOD—1.01%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	179,428
Kellogg Co.
6.60%, 04/01/11	250,000	269,413
Kraft Foods Inc.
5.63%, 11/01/11	150,000	152,835
Safeway Inc.
7.50%, 09/15/09	285,000	299,308
Unilever Capital Corp.
7.13%, 11/01/10	250,000	274,112

		1,175,096
FOREST PRODUCTS & PAPER—0.09%
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	103,804

		103,804
HEALTH CARE - PRODUCTS—0.12%
Johnson & Johnson
5.15%, 08/15/12	125,000	135,173

		135,173
HEALTH CARE - SERVICES—0.24%
Aetna Inc.
6.75%, 12/15/37	50,000	47,652
WellPoint Inc.
5.25%, 01/15/16	250,000	235,091

		282,743
INSURANCE—0.93%
Allstate Corp. (The)
7.20%, 12/01/09	250,000	264,464
American International Group Inc.
6.25%, 03/15/37	100,000	81,011
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	105,755
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	88,426
ING Capital Funding Trust III
8.44%, 06/30/49	100,000	99,769

MetLife Inc.
5.38%, 12/15/12	200,000	209,169
5.70%, 06/15/35	100,000	88,958
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	49,387
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	96,905

		1,083,844
MACHINERY—0.23%
Caterpillar Inc.
5.70%, 08/15/16	250,000	263,051

		263,051
MANUFACTURING—0.43%
General Electric Co.
5.00%, 02/01/13	100,000	103,582
5.25%, 12/06/17	100,000	99,862
Honeywell International Inc.
5.30%, 03/01/18	100,000	102,474
Tyco International Group SA
6.38%, 10/15/11	200,000	199,297

		505,215
MEDIA—1.17%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	361,318
Comcast Corp.
6.45%, 03/15/37	100,000	94,234
Cox Communications Inc.
5.50%, 10/01/15	100,000	97,716
News America Inc.
6.20%, 12/15/34	100,000	95,238
TCI Communications Inc.
8.75%, 08/01/15	200,000	226,237
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	94,398
Viacom Inc.
5.63%, 08/15/12(a)	200,000	195,121
6.88%, 04/30/36	100,000	96,296
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	108,286

		1,368,844
MINING—0.41%
Alcan Inc.
4.88%, 09/15/12	150,000	150,740
Alcoa Inc.
5.90%, 02/01/27	150,000	135,180
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	99,903
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	97,572

		483,395

MULTI-NATIONAL—1.01%
European Investment Bank
4.88%, 02/16/16	250,000	267,946
5.13%, 09/13/16	225,000	245,002
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	667,273

		1,180,221
OIL & GAS—1.30%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	109,921
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	101,835
Apache Corp.
6.00%, 01/15/37	100,000	100,950
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	115,800
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	252,816
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	272,871
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	200,106
Marathon Oil Corp.
6.13%, 03/15/12	150,000	157,953
Transocean Inc.
5.25%, 03/15/13	100,000	102,189
XTO Energy Inc.
6.25%, 04/15/13	100,000	108,677

		1,523,118
PHARMACEUTICALS—0.72%
Abbott Laboratories
5.60%, 11/30/17	150,000	156,930
AstraZeneca PLC
5.90%, 09/15/17	200,000	211,413
Eli Lilly and Co.
5.50%, 03/15/27	50,000	49,011
Merck & Co. Inc.
5.95%, 12/01/28	100,000	100,660
Pharmacia Corp.
6.50%, 12/01/18	150,000	170,670
Wyeth
5.50%, 03/15/13	150,000	158,836

		847,520
PIPELINES—0.30%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	92,782
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	107,930
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	48,211
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	106,750

		355,673

REAL ESTATE INVESTMENT TRUSTS—0.41%
Boston Properties LP
6.25%, 01/15/13	200,000	206,136
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	81,644
Simon Property Group LP
5.63%, 08/15/14	200,000	192,792

		480,572
RETAIL—0.60%
Home Depot Inc.
5.88%, 12/16/36	100,000	81,637
J.C. Penney Co. Inc.
6.38%, 10/15/36	50,000	42,491
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	106,247
McDonald’s Corp.
5.35%, 03/01/18	100,000	101,222
Target Corp.
6.50%, 10/15/37	100,000	96,690
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	88,502
6.88%, 08/10/09	175,000	184,732

		701,521
SAVINGS & LOANS—0.18%
Washington Mutual Bank
5.65%, 08/15/14	250,000	206,250

		206,250
TELECOMMUNICATIONS—1.98%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	271,927
BellSouth Corp.
6.88%, 10/15/31	150,000	152,492
British Telecom PLC
8.63%, 12/15/10	250,000	274,941
Deutsche Telekom International Finance AG
8.25%, 06/15/30	100,000	119,959
Embarq Corp.
7.08%, 06/01/16	100,000	94,674
France Telecom SA
7.75%, 03/01/11	150,000	162,651
Motorola Inc.
7.63%, 11/15/10	16,000	16,582
SBC Communications Inc.
5.10%, 09/15/14	300,000	298,041
Sprint Capital Corp.
6.88%, 11/15/28	100,000	74,500
8.38%, 03/15/12	150,000	138,750
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	140,159
Telefonica Europe BV
8.25%, 09/15/30	50,000	58,392

Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	244,420
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	153,588
Vodafone Group PLC
7.88%, 02/15/30	100,000	109,913

		2,310,989
TRANSPORTATION—0.42%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	270,631
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	173,544
Union Pacific Corp.
6.15%, 05/01/37	50,000	48,293

		492,468

TOTAL CORPORATE BONDS & NOTES
(Cost: $26,531,161)		26,524,184

Security	Principal	Value
ASSET-BACKED SECURITIES—0.90%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,049,689

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,033,242)		1,049,689

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—6.04%

MORTGAGE-BACKED SECURITIES—6.04%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	576,314	589,455
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	1,011,992
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 01/10/17	1,000,000	972,947
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	731,526	753,862
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	491,473
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	209,079
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	478,043
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A2
4.89%, 09/15/40	1,000,000	992,995

LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AM
5.90%, 06/15/38	600,000	565,596
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.39%, 03/12/44	1,000,000	993,402

		7,058,844

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,297,146)		7,058,844

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES—1.65%(b)
British Columbia (Province of)
6.50%, 01/15/26	100,000	121,076
Finland (Republic of)
6.95%, 02/15/26	100,000	124,171
Hydro-Quebec
6.30%, 05/11/11	150,000	163,981
Israel (State of)
4.63%, 06/15/13	100,000	102,581
Italy (Republic of)
6.88%, 09/27/23	200,000	247,896
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	165,140
Ontario (Province of)
5.00%, 10/18/11	500,000	534,989
Quebec (Province of)
6.13%, 01/22/11	150,000	163,017
United Mexican States
8.13%, 12/30/19(a)	250,000	315,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,773,655)		1,937,851

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.33%

ILLINOIS—0.17%
Illinois State
5.10%, 06/01/33	200,000	199,896

		199,896
NEW JERSEY—0.16%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	186,153

		186,153

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $372,413)		386,049

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—67.34%

MORTGAGE-BACKED SECURITIES—39.34%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	657,052	644,645

4.50%, 04/01/18	978,487	977,202
4.50%, 11/01/18	759,394	758,397
4.50%, 01/01/19	136,762	136,583
4.50%, 02/01/19	774,499	773,482
4.63%, 10/25/12	690,000	732,022
5.00%, 10/01/18	1,132,579	1,149,586
5.00%, 02/01/34	648,886	644,383
5.00%, 08/01/35	851,769	844,730
5.00%, 04/01/38(c)	1,000,000	990,000
5.50%, 04/01/33	1,671,618	1,693,545
5.50%, 10/01/35	3,776,001	3,820,171
6.00%, 08/01/34	3,497,916	3,600,230
6.50%, 06/01/31	250,461	261,924
8.00%, 12/01/24	691,392	748,652
Federal National Mortgage Association
4.04%, 10/01/36	3,401,900	3,542,295
5.00%, 01/01/19	2,871,620	2,912,319
5.00%, 11/01/33	5,429,294	5,388,710
5.50%, 07/01/33	3,784,507	3,832,815
5.50%, 12/01/33	778,288	788,213
5.50%, 03/01/34	77,102	78,029
5.50%, 10/01/35	1,507,311	1,524,648
5.86%, 11/01/36	747,612	764,232
6.00%, 07/01/37	1,814,894	1,860,828
6.00%, 12/01/37	975,806	1,000,503
6.00%, 04/01/38(c)	1,000,000	1,024,375
6.50%, 11/01/37	980,876	1,016,720
7.00%, 02/01/32	140,658	149,475
Government National Mortgage Association
5.50%, 12/15/32	695,932	711,623
6.00%, 03/15/35	685,564	709,058
6.00%, 04/01/38(c)	1,000,000	1,031,875
6.50%, 09/15/36	868,476	903,760
7.50%, 12/15/23	908,589	979,368

		45,994,398
U.S. GOVERNMENT AGENCY OBLIGATIONS—9.07%
Federal Home Loan Bank
3.75%, 08/18/09(a)	1,000,000	1,020,574
4.88%, 03/12/10	500,000	524,785
5.00%, 09/18/09	2,500,000	2,599,467
Federal Home Loan Mortgage Corp.
4.88%, 08/16/10	750,000	792,130
6.25%, 07/15/32(a)	320,000	381,441
Federal National Mortgage Association
4.38%, 09/15/12	500,000	526,440
4.63%, 10/15/13(a)	2,000,000	2,120,478
5.38%, 11/15/11	500,000	543,725
6.25%, 02/01/11	500,000	537,870
7.25%, 01/15/10(a)	500,000	543,315
Financing Corp.
8.60%, 09/26/19	200,000	276,579
Tennessee Valley Authority
6.25%, 12/15/17	400,000	470,334
7.13%, 05/01/30	200,000	261,138

		10,598,276

U.S. GOVERNMENT OBLIGATIONS—18.93%
U.S. Treasury Bonds
4.50%, 02/15/36	300,000	309,914
4.75%, 02/15/37(a)	600,000	645,328
6.13%, 11/15/27(a)	600,000	744,844
6.25%, 08/15/23(a)	1,200,000	1,477,031
7.25%, 05/15/16(a)	1,000,000	1,285,312
7.63%, 02/15/25(a)	350,000	492,625
8.00%, 11/15/21(a)	400,000	564,188
8.13%, 05/15/21(a)	500,000	708,555
8.75%, 05/15/17(a)	500,000	704,492
8.75%, 05/15/20	500,000	732,383
12.50%, 08/15/14	400,000	458,062
U.S. Treasury Notes
2.75%, 02/28/13(a)	250,000	253,438
3.13%, 04/15/09(a)	1,000,000	1,016,719
3.50%, 02/15/18(a)	300,000	301,734
3.63%, 07/15/09(a)	1,300,000	1,334,429
4.00%, 02/15/15(a)	400,000	430,125
4.25%, 11/15/14(a)	1,700,000	1,858,845
4.25%, 08/15/15(a)	1,150,000	1,252,871
4.25%, 11/15/17(a)	275,000	293,412
4.38%, 08/15/12(a)	500,000	543,750
4.50%, 11/15/10	500,000	536,172
4.50%, 02/28/11(a)	250,000	269,395
4.50%, 05/15/17(a)	750,000	815,039
4.63%, 10/31/11(a)	750,000	816,973
4.63%, 11/15/16(a)	250,000	275,820
4.75%, 02/15/10(a)	500,000	528,906
4.88%, 06/30/12	650,000	716,269
4.88%, 08/15/16(a)	1,000,000	1,120,156
5.13%, 05/15/16(a)	250,000	284,805
5.75%, 08/15/10	600,000	657,328
6.00%, 08/15/09	300,000	318,234
6.50%, 02/15/10(a)	350,000	381,172

		22,128,326

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $75,564,505)		78,721,000

Security	Shares	Value
SHORT-TERM INVESTMENTS—22.68%

MONEY MARKET FUNDS—22.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	2,721,579	2,721,579
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	23,790,864	23,790,864

		26,512,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,512,443)		26,512,443

TOTAL INVESTMENTS IN SECURITIES — 121.63%
(Cost: $139,084,565)	142,190,060
Other Assets, Less Liabilities — (21.63)%	(25,286,927)

NET ASSETS — 100.00%	$116,903,133

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	To-be-announced (TBA). See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—30.07%

AEROSPACE & DEFENSE—0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$486,250
TransDigm Inc.
7.75%, 07/15/14	250,000	250,000

		736,250
AGRICULTURE—0.39%
Alliance One International Inc.
8.50%, 05/15/12	250,000	235,000
Reynolds American Inc.
3.50%, 06/15/11	5,060,000	4,731,100
7.25%, 06/15/37	750,000	742,429

		5,708,529
APPAREL—0.03%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	498,125

		498,125
AUTO MANUFACTURERS—0.55%
DaimlerChrysler North America Holding Corp.
3.22%, 03/13/09	5,000,000	4,938,185
8.50%, 01/18/31	1,950,000	2,229,099
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08	1,000,000	980,000

		8,147,284
AUTO PARTS & EQUIPMENT—0.09%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,279,687

		1,279,687
BANKS—2.99%
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,751,619
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,214,005
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,391,811
5.75%, 12/01/17	1,500,000	1,552,264
8.00%, 01/30/18	1,750,000	1,752,100
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,689,095
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,977,626
6.50%, 09/15/37	2,400,000	2,276,738

JP Morgan Chase Bank N.A.
6.00%, 10/01/17	4,900,000	5,106,893
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,893,619
Wachovia Bank N.A.
6.00%, 11/15/17	2,100,000	2,051,036
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,776,502
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,570,640

		44,003,948
BEVERAGES—0.11%
PepsiCo Inc.
4.65%, 02/15/13	1,500,000	1,552,539

		1,552,539
BIOTECHNOLOGY—0.10%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,506,829

		1,506,829
BUILDING MATERIALS—0.06%
CRH America Inc.
6.00%, 09/30/16	800,000	761,194
Nortek Inc.
8.50%, 09/01/14	250,000	185,000

		946,194
CHEMICALS—0.21%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,601,435
Mosaic Co. (The)
7.88%, 12/01/16(a)	250,000	268,750
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	232,500

		3,102,685
COMMERCIAL SERVICES—0.11%
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	215,625
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,229,388
Service Corp. International
6.75%, 04/01/15	250,000	245,937

		1,690,950
COMPUTERS—0.38%
Computer Sciences Corp.
3.50%, 04/15/08	3,000,000	2,999,292
Hewlett-Packard Co.
4.50%, 03/01/13	2,500,000	2,536,222

		5,535,514

DIVERSIFIED FINANCIAL SERVICES—7.45%
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	473,395
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,435,666
Capital One Financial Corp.
3.27%, 09/10/09	2,940,000	2,663,643
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,528,964
CIT Group Funding Co. of Canada
4.65%, 07/01/10	2,000,000	1,641,254
5.60%, 11/02/11	950,000	777,158
CIT Group Inc.
5.40%, 02/13/12	550,000	439,125
5.80%, 07/28/11	800,000	638,428
6.10%, 03/15/67	1,250,000	556,887
Citicorp
6.38%, 11/15/08	5,300,000	5,404,171
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,980,846
5.30%, 10/17/12	5,700,000	5,714,227
5.50%, 02/15/17	3,750,000	3,512,670
5.85%, 07/02/13	2,800,000	2,840,958
Countrywide Financial Corp.
5.80%, 06/07/12	1,200,000	1,087,184
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	713,478
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,733,399
General Electric Capital Corp.
5.25%, 10/19/12	9,000,000	9,352,089
6.75%, 03/15/32	3,000,000	3,204,330
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,016,416
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,823,053
5.95%, 01/18/18	4,000,000	3,961,000
6.15%, 04/01/18	3,500,000	3,494,806
6.75%, 10/01/37	2,250,000	2,093,249
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,997,576
JP Morgan Chase Capital XXII
6.45%, 02/02/37	1,000,000	862,810
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,688,390
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	868,993
5.00%, 01/14/11	3,000,000	2,839,884
5.25%, 02/06/12	2,750,000	2,653,574
6.00%, 07/19/12	875,000	863,631
6.20%, 09/26/14	2,500,000	2,465,810
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	2,750,000	2,713,722
Morgan Stanley
5.25%, 11/02/12	700,000	699,159
5.95%, 12/28/17	1,750,000	1,691,300

6.25%, 08/28/17	1,500,000	1,491,822
Petroplus Finance Ltd.
6.75%, 05/01/14(a)	250,000	228,125
Rio Tinto Finance USA Ltd.
2.63%, 09/30/08	3,600,000	3,574,152
SLM Corp.
3.53%, 01/26/09	4,450,000	3,984,352
4.00%, 01/15/09	3,350,000	3,016,424
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(a)	5,000,000	5,087,500

		109,813,620
ELECTRIC—1.96%
AES Corp. (The)
8.00%, 10/15/17	1,250,000	1,265,625
CMS Energy Corp.
7.75%, 08/01/10	500,000	522,755
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	952,155
5.88%, 02/01/33	3,500,000	3,159,191
DPL Inc.
8.00%, 03/31/09	3,750,000	3,910,920
Edison Mission Energy
7.63%, 05/15/27	750,000	705,000
MidAmerican Energy Co.
5.75%, 04/01/18(a)	8,250,000	8,331,131
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	510,000
9.13%, 05/01/31	250,000	226,875
Northern States Power
5.25%, 07/15/35	2,500,000	2,254,800
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,540,929
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,460,356
Reliant Energy Inc.
6.75%, 12/15/14	250,000	254,375
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,314,102
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(a)	250,000	249,063
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,278,084

		28,935,361
ELECTRICAL COMPONENTS & EQUIPMENT—0.02%
Belden Inc.
7.00%, 03/15/17	250,000	241,250

		241,250
ENTERTAINMENT—0.02%
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	231,875

		231,875

ENVIRONMENTAL CONTROL—0.23%
Aleris International Inc.
9.00%, 12/15/14	200,000	146,000
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	499,375
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,776,132

		3,421,507
FOOD—0.37%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	535,420
Dean Foods Co.
7.00%, 06/01/16	250,000	218,750
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,378,340
Kraft Foods Inc.
6.00%, 02/11/13	500,000	516,932
Kroger Co. (The)
6.40%, 08/15/17	500,000	527,687
8.05%, 02/01/10	930,000	991,752
SUPERVALU Inc.
7.88%, 08/01/09	250,000	257,067

		5,425,948
FOREST PRODUCTS & PAPER—0.06%
Domtar Corp.
7.88%, 10/15/11	250,000	250,000
Georgia-Pacific Corp.
7.13%, 01/15/17(a)	500,000	462,500
7.70%, 06/15/15	250,000	235,000

		947,500
HEALTH CARE - SERVICES—0.79%
Community Health Systems Inc.
8.88%, 07/15/15	1,000,000	1,003,750
HCA Inc.
9.25%, 11/15/16	750,000	778,125
Res-Care Inc.
7.75%, 10/15/13	250,000	237,500
UnitedHealth Group Inc.
2.78%, 06/21/10	5,320,000	5,096,900
5.50%, 11/15/12	2,500,000	2,537,450
5.80%, 03/15/36	2,400,000	1,978,102

		11,631,827
INSURANCE—1.72%
Allstate Financial Global Funding
2.50%, 06/20/08(a)	4,970,000	4,963,042
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,088,025
John Hancock Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,074,412
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	961,756

Markel Corp.
7.35%, 08/15/34	1,000,000	1,031,556
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,706,307
6.40%, 12/15/36	1,000,000	794,640
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,747,342
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	441,012
6.25%, 06/15/37	1,000,000	926,903
Unum Group
6.00%, 05/15/08	3,600,000	3,609,216

		25,344,211
IRON & STEEL—0.69%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,182,943
Steel Dynamics Inc.
6.75%, 04/01/15	1,000,000	980,000

		10,162,943
LODGING—0.34%
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,002,931
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,250,438
8.50%, 09/15/10	750,000	774,375

		5,027,744
MACHINERY—0.14%
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	2,010,000

		2,010,000
MANUFACTURING—0.31%
Honeywell International Inc.
4.25%, 03/01/13	4,500,000	4,545,558

		4,545,558
MEDIA—1.48%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,580,130
CSC Holdings Inc.
7.63%, 04/01/11	500,000	494,375
EchoStar DBS Corp.
5.75%, 10/01/08	6,100,000	6,069,500
6.38%, 10/01/11	500,000	480,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,755,429
7.88%, 07/15/09	5,500,000	5,519,102
8.25%, 02/01/30	250,000	209,804
Time Warner Cable Inc.
5.40%, 07/02/12	1,600,000	1,572,051
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,462,738

Tribune Co.
5.50%, 10/06/08	750,000	675,000

		21,818,129
MINING—0.27%
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,582,500
8.38%, 04/01/17	500,000	530,625
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,853,859

		3,966,984
OFFICE & BUSINESS EQUIPMENT—0.57%
Xerox Corp.
3.51%, 12/18/09	2,750,000	2,710,378
6.88%, 08/15/11	250,000	261,442
7.13%, 06/15/10	3,000,000	3,161,250
9.75%, 01/15/09	2,200,000	2,285,798

		8,418,868
OIL & GAS—0.92%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,663,391
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	495,000
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,867,192
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	2,024,402
5.75%, 03/01/35	1,500,000	1,296,699
Forest Oil Corp.
7.25%, 06/15/19	250,000	254,375
8.00%, 12/15/11	500,000	521,250
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(a)	250,000	234,375
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	993,567
Parker Drilling Co.
9.63%, 10/01/13(b)	500,000	526,250
Range Resources Corp.
7.50%, 05/15/16	250,000	256,250
W&T Offshore Inc.
8.25%, 06/15/14(a)	500,000	463,750

		13,596,501
OIL & GAS SERVICES—0.01%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	102,250

		102,250
PACKAGING & CONTAINERS—0.06%
Crown Americas Inc.
7.63%, 11/15/13	500,000	510,000

Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	420,000

		930,000
PHARMACEUTICALS—0.02%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	245,492

		245,492
PIPELINES—0.73%
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	257,752
Copano Energy LLC
8.13%, 03/01/16	250,000	258,750
El Paso Corp.
7.80%, 08/01/31	250,000	256,685
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,589,233
6.30%, 02/01/09	3,890,000	3,966,073
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	248,479
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	964,420
SemGroup LP
8.75%, 11/15/15(a)	500,000	457,500
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	531,250
Williams Partners LP
7.25%, 02/01/17	250,000	251,250

		10,781,392
REAL ESTATE—0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(a)	1,000,000	980,294

		980,294
REAL ESTATE INVESTMENT TRUSTS—0.35%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	237,500
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,947,038
5.75%, 05/01/12	3,000,000	2,998,761

		5,183,299
RETAIL—1.38%
Asbury Automotive Group Inc.
7.63%, 03/15/17	250,000	197,500
CVS Caremark Corp.
3.38%, 06/01/10	4,000,000	3,887,528
Home Depot Inc.
2.93%, 12/16/09	1,000,000	953,622
Inergy LP
6.88%, 12/15/14	750,000	731,250
8.25%, 03/01/16	250,000	255,625
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	263,848

7.95%, 04/01/17	250,000	265,997
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,992,067
McDonald’s Corp.
4.30%, 03/01/13	3,250,000	3,288,392
5.80%, 10/15/17	1,000,000	1,050,000
Rite Aid Corp.
7.50%, 03/01/17	250,000	225,000
Wal-Mart Stores Inc.
6.50%, 08/15/37	1,100,000	1,155,015
Yum! Brands Inc.
7.65%, 05/15/08	3,000,000	3,015,930

		20,281,774
SEMICONDUCTORS—0.04%
Advanced Micro Devices Inc.
7.75%, 11/01/12(b)	162,000	131,220
Sensata Technologies BV
8.00%, 05/01/14	500,000	440,000

		571,220
SOFTWARE—0.10%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,499,228

		1,499,228
TELECOMMUNICATIONS—4.31%
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,511,862
5.50%, 02/01/18	1,250,000	1,223,925
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,213,594
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,929,248
Citizens Communications Co.
6.25%, 01/15/13	500,000	452,500
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,348,510
8.25%, 06/15/30	3,000,000	3,598,755
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,692,252
France Telecom SA
7.75%, 03/01/11	4,000,000	4,337,368
8.50%, 03/01/31	2,000,000	2,477,792
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,610,631
Qwest Corp.
6.50%, 06/01/17	500,000	451,250
8.88%, 03/15/12	250,000	255,000
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	1,982,922
7.50%, 03/15/15	750,000	787,955
Sprint Capital Corp.
6.13%, 11/15/08	6,300,000	6,252,750
Sprint Nextel Corp.
3.07%, 06/28/10(b)	5,380,000	4,588,392

Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,448,054
4.00%, 01/15/10	3,680,000	3,610,006
5.25%, 10/01/15	2,500,000	2,271,268
Telefonica Emisiones SAU
2.84%, 06/19/09	3,630,000	3,535,613
5.86%, 02/04/13	3,600,000	3,635,377
6.22%, 07/03/17	2,100,000	2,113,094
Vodafone Group PLC
5.63%, 02/27/17	950,000	923,734
West Corp.
9.50%, 10/15/14	250,000	223,750

		63,475,602
TRANSPORTATION—0.59%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,251,258
CSX Corp.
5.75%, 03/15/13	2,600,000	2,631,109
6.15%, 05/01/37	1,750,000	1,540,709
United Parcel Service Inc.
4.50%, 01/15/13	2,250,000	2,331,135

		8,754,211

TOTAL CORPORATE BONDS & NOTES
(Cost: $451,906,249)		443,053,122

Security	Principal	Value
ASSET-BACKED SECURITIES—0.22%
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	3,094,895	2,998,969
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
2.86%, 04/25/36	238,340	233,813
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(a)	105,715	2,236

TOTAL ASSET-BACKED SECURITIES
(Cost: $3,411,147)		3,235,018

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—10.98%

MORTGAGE-BACKED SECURITIES—10.98%
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,805,349	2,706,286
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.52%, 11/11/35(a)(c)	72,099,906	2,343,247
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,865,571

Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.02%, 09/25/36(c)	3,184,882	3,207,098
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4
5.89%, 12/10/49	8,000,000	7,938,053
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.58%, 07/16/34(a)(c)	98,637,879	1,444,891
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	3,901,753	3,907,851
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.22%, 05/15/36(a)(c)	222,925,650	2,835,614
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,842,894
Holmes Financing PLC Series 2004-8 Class 4A2
4.40%, 07/15/40	2,400,000	2,366,798
Holmes Master Issuer PLC Series 2007-2A Class 1A1
2.85%, 07/15/21	8,500,000	8,474,645
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.76%, 10/12/37(a)(c)	208,003,382	8,466,388
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,676,423
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,895,574
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,738,031
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,964,725	9,615,634
LB-UBS Commercial Mortgage Trust Series 2002-C4, Class A2
4.02%, 09/15/26	4,469,234	4,424,386
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.70%, 02/15/37(a)(c)	96,299,715	2,287,118
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,542,465
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
2.98%, 11/25/34	18,237	16,706
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,030,705	2,024,359
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,584,530	2,569,992
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,068,650	3,999,992

Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,947,208
Morgan Stanley Capital I Series 2003-T11 Class X1
0.22%, 06/13/41(a)(c)	480,341,047	3,902,771
Morgan Stanley Capital I Series 2006-IQ11 Class A4
5.94%, 10/15/42	9,285,000	9,381,531
Permanent Financing PLC Series 8 Class 2A
3.06%, 06/10/14	2,610,000	2,602,627
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,623,548	1,593,107
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	9,819,174
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3
5.68%, 10/15/48	10,000,000	9,970,316
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.94%, 09/25/36(c)	4,998,669	4,827,223
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.65%, 11/25/36(c)	9,256,265	8,895,384
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	1,664,914	1,633,697

		161,763,054

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $164,759,820)		161,763,054

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—58.83%

MORTGAGE-BACKED SECURITIES—49.37%
Federal Home Loan Mortgage Corp.
3.02%, 04/15/28	2,003,460	1,990,391
4.14%, 10/01/33	3,449,585	3,502,836
4.28%, 03/01/34	3,529,533	3,561,358
4.50%, 11/01/18	5,568,709	5,561,396
4.50%, 08/01/20	3,358,256	3,349,599
4.50%, 04/01/23(d)	9,000,000	8,943,750
4.62%, 09/01/33	2,081,085	2,105,790
5.00%, 10/01/20	6,096,329	6,171,107
5.00%, 04/01/23(d)	9,000,000	9,090,000
5.00%, 12/15/34	1,829,350	143,358
5.00%, 04/01/38(d)	27,500,000	27,225,000
5.50%, 03/15/20	336,341	1,351
5.50%, 04/01/23(d)	10,000,000	10,200,000
5.50%, 05/15/24	5,125,866	216,025
5.50%, 03/15/25	2,105,740	105,785
5.50%, 11/15/26	13,000,000	13,395,944
5.50%, 02/15/27	33,547,704	34,421,238
5.50%, 05/15/29	4,931,264	373,572
5.50%, 10/01/32	13,892,472	14,081,035
5.50%, 05/01/34	70,408	71,273

5.50%, 10/01/34	509,317	515,579
5.50%, 12/01/36	9,991,607	10,101,610
5.50%, 04/01/38(d)	17,000,000	17,164,696
5.59%, 01/01/37	5,167,876	5,276,686
5.80%, 06/01/36	7,830,738	8,004,683
6.00%, 04/01/23(d)	10,000,000	10,284,380
6.00%, 01/15/24	5,247,528	5,379,755
6.00%, 05/15/27	6,516,135	6,639,412
6.00%, 07/15/27	6,380,085	6,592,427
6.00%, 12/01/28	4,288,874	4,437,592
6.00%, 02/15/34	6,181,883	6,368,398
6.00%, 09/01/34	1,746,802	1,797,896
6.00%, 04/01/38(d)	43,000,000	44,088,416
6.41%, 11/01/36	12,237,762	12,598,667
6.50%, 05/01/21	1,592	1,666
6.50%, 09/01/21	1,531,590	1,594,672
6.50%, 01/01/36	12,073	12,546
6.50%, 08/01/36	15,804,468	16,408,626
6.50%, 04/01/38(d)	26,000,000	26,966,888
Federal National Mortgage Association
4.50%, 04/01/23(d)	13,850,000	13,772,094
4.50%, 08/01/35	8,197,687	7,911,341
4.56%, 06/01/35	7,034,163	7,121,066
4.72%, 02/01/36	3,458,538	3,519,228
4.87%, 06/01/35	4,169,772	4,203,312
5.00%, 01/01/18	1,162,097	1,179,431
5.00%, 09/01/18	7,426,337	7,531,588
5.00%, 12/01/18	612,839	621,525
5.00%, 01/01/19	516,235	523,552
5.00%, 06/01/19	1,183,168	1,199,224
5.00%, 08/01/19	628,079	636,224
5.00%, 09/01/19	506,077	512,640
5.00%, 11/01/19	1,226,948	1,242,859
5.00%, 01/01/20	594,681	601,613
5.00%, 05/01/20	5,778,469	5,845,830
5.00%, 06/01/20	549,295	555,698
5.00%, 11/01/33	47,734,350	47,377,540
5.00%, 12/01/33	15,155,507	15,042,221
5.00%, 03/01/34	7,617,543	7,560,602
5.00%, 07/01/35	2,652,947	2,699,633
5.00%, 09/01/35	383,098	379,731
5.12%, 04/01/37	2,120,275	2,163,130
5.24%, 05/01/35	1,880,619	1,918,221
5.44%, 01/01/37	2,783,165	2,828,373
5.50%, 09/01/19	3,951,458	4,048,594
5.50%, 10/01/19	3,020,251	3,094,496
5.50%, 07/01/33	28,125,281	28,483,948
5.50%, 01/01/34	6,382,000	6,463,386
5.50%, 07/01/34	10,669,853	10,798,086
5.50%, 02/01/35	4,533,543	4,588,028
5.50%, 03/01/35	1,053,321	1,065,436
5.50%, 12/01/35	4,167,015	4,214,942
5.50%, 03/01/36	4,330,216	4,376,547
5.50%, 09/01/36	12,953,619	13,118,809
5.50%, 12/01/36	5,442,543	5,500,776

5.50%, 04/01/38(d)	37,000,000	37,346,875
5.88%, 01/01/35	4,373,809	4,421,723
6.00%, 02/25/27	2,947,615	3,019,659
6.00%, 10/25/27	6,657,600	6,841,041
6.00%, 03/01/33	667,010	686,754
6.00%, 08/01/34	272,673	280,291
6.00%, 04/01/38(d)	41,200,000	42,204,250
6.03%, 12/01/36	1,913,424	1,944,613
6.06%, 09/01/36	2,159,596	2,193,102
6.49%, 07/01/35	2,267,255	2,334,162
6.50%, 04/01/38(d)	8,000,000	8,285,000
Government National Mortgage Association
5.00%, 04/01/38(d)	7,000,000	6,997,816
5.50%, 06/15/34	1,583,118	1,617,698
5.50%, 04/01/38(d)	7,000,000	7,135,625
6.00%, 04/01/38(d)	40,000,000	41,275,000
6.50%, 04/01/38(d)	9,000,000	9,359,955

		727,388,691
U.S. GOVERNMENT AGENCY OBLIGATIONS—5.36%
Federal Home Loan Mortgage Corp.
5.00%, 04/18/17	31,000,000	33,101,831
Federal National Mortgage Association
5.38%, 06/12/17(b)	31,000,000	34,046,215
6.25%, 02/01/11	11,000,000	11,833,129

		78,981,175
U.S. GOVERNMENT OBLIGATIONS—4.10%
U.S. Treasury Bonds
5.38%, 02/15/31(b)	34,050,000	39,380,936
6.13%, 08/15/29(b)	7,800,000	9,766,450
U.S. Treasury Notes
2.63%, 05/15/08(e)	398,000	398,653
3.13%, 04/15/09(e)	605,000	615,115
4.00%, 02/15/14(b)(e)	9,500,000	10,244,411

		60,405,565

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $849,744,625)		866,775,431

Security	Shares	Value
SHORT-TERM INVESTMENTS—27.64%

MONEY MARKET FUNDS—27.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(f)(g)	308,521,908	308,521,908
BGI Cash Premier Fund LLC
3.22%(f)(g)(h)	98,698,220	98,698,220

		407,220,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $407,220,128)		407,220,128

TOTAL INVESTMENTS IN SECURITIES — 127.74%
(Cost: $1,877,041,969)		1,882,046,753
Other Assets, Less Liabilities — (27.74)%		(408,651,914)

NET ASSETS — 100.00%		$1,473,394,839

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 3.

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (June 2008)	1,043	$223,886,469	$(290,633)
5-Year U.S. Treasury Notes (June 2008)	271	30,957,516	(27,138)
10-Year U.S. Treasury Notes (June 2008)	712	84,694,625	146,803
30-Year U.S. Treasury Bonds (June 2008)	69	8,196,984	52,600

			$(118,368)

As of March 31, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Goldman Sachs Group Inc. (The) dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	$2,750,000	$183,911
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	(292,658)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	107,423
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	123,363
Agreement with JPMorgan Chase & Co. dated 7/12/07 to pay 2.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/12.	30,442,500	3,060,704
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(560,352)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(840,529)
Agreement with JPMorgan Chase & Co. dated 7/20/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,250,000	(700,441)
Agreement with JPMorgan Chase & Co. dated 7/23/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(280,176)
Agreement with JPMorgan Chase & Co. dated 7/24/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	2,000,000	(1,120,705)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AES Corp. (The) 7.75% due 3/1/14. Expiring 9/20/12.	4,000,000	106,990

Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM MIRAGE 5.88% due 2/27/14. Expiring 9/20/12.	4,250,000	31,622
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	102,221
Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08.	7,050,000	(52,759)
Agreement with JPMorgan Chase & Co. dated 9/28/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	36,283,500	3,932,732
Agreement with JPMorgan Chase & Co. dated 2/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Charter Communications Holdings LLC 10.00% due 04/1/09. Expiring 3/20/13.	2,500,000	1,464,958
Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	(67)
Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	5
Agreement with Lehman Brothers Inc. dated 7/17/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(280,176)
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12.	4,000,000	(63,157)
Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17.	1,750,000	(40,749)
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	28,253
Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	500,000	33,944
Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08.	3,600,000	(200,120)

		$4,744,237

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$534,395
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	432,483
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(854,673)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(395,570)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(96,251)
Agreement with Deutsche Bank AG dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.69%. Expiring 2/28/13.	8,000,000	(139,119)
Agreement with Deutsche Bank AG dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.51%. Expiring 2/28/18.	4,000,000	(143,102)
Agreement with Deutsche Bank AG dated 3/3/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.35%. Expiring 3/5/18.	20,760,449	253,368
Agreement with Deutsche Bank AG dated 3/3/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.77%. Expiring 3/6/23.	27,360,754	(238,186)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.41%. Expiring 3/6/13.	15,900,000	(77,800)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.42%. Expiring 3/6/13.	15,900,000	(81,427)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.26%. Expiring 3/6/18.	8,500,000	(128,589)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.27%. Expiring 3/6/18.	8,500,000	(137,395)
Agreement with Deutsche Bank AG dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/12/13.	6,400,000	42,629
Agreement with Deutsche Bank AG dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.31%. Expiring 3/12/18.	3,000,000	57,979
Agreement with Goldman Sachs Group Inc. (The) dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(194,459)

Agreement with Goldman Sachs Group Inc. (The) dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(822,360)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(103,543)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(97,821)
Agreement with Goldman Sachs Group Inc. (The) dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	(714,354)
Agreement with Goldman Sachs Group Inc. (The) dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.07%. Expiring 11/30/10.	107,000,000	3,827,419
Agreement with Goldman Sachs Group Inc. (The) dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 12/21/12.	13,600,000	620,541
Agreement with Goldman Sachs Group Inc. (The) dated 2/14/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.75%. Expiring 2/19/10.	47,000,000	251,612
Agreement with Goldman Sachs Group Inc. (The) dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.79%. Expiring 2/28/13.	10,340,000	(228,037)
Agreement with Goldman Sachs Group Inc. (The) dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.58%. Expiring 2/28/18.	5,808,000	(242,108)
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.21%. Expiring 3/3/11.	46,981,815	255,340
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.97%. Expiring 3/3/12.	28,222,504	159,727
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.54%. Expiring 3/3/13.	51,183,281	(316,405)
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.94%. Expiring 3/3/14.	30,718,976	(210,451)
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.44%. Expiring 3/3/18.	11,799,119	181,791
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.66%. Expiring 3/3/38.	5,730,921	(199,500)
Agreement with Goldman Sachs Group Inc. (The) dated 3/3/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.77%. Expiring 3/5/12.	13,897,490	26,893

Agreement with Goldman Sachs Group Inc. (The) dated 3/3/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.80%. Expiring 3/5/14.	15,307,677	(67,692)
Agreement with Goldman Sachs Group Inc. (The) dated 3/6/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.62%. Expiring 3/10/10.	253,000,000	(768,522)
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.78%. Expiring 3/17/12.	15,378,581	26,833
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.10%. Expiring 3/17/13.	2,957,089	14,875
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.75%. Expiring 3/17/14.	16,764,678	(58,499)
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 3/17/18.	1,867,273	(19,592)
Agreement with Goldman Sachs Group Inc. (The) dated 3/19/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.46%. Expiring 3/25/10.	52,788,442	47,367
Agreement with Goldman Sachs Group Inc. (The) dated 3/19/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.32%. Expiring 3/25/11.	54,821,472	(42,118)
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	456,774
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	397,610
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	198,027
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(64,092)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(76,554)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(58,163)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(738,003)
Agreement with JPMorgan Chase & Co. dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.50%. Expiring 11/30/14.	50,000,000	2,516,262

Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.77%. Expiring 2/28/13.	14,570,000	(312,378)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.78%. Expiring 2/28/13.	7,285,000	(157,846)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.79%. Expiring 2/28/13.	7,285,000	(160,662)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.57%. Expiring 2/28/18.	12,276,000	(498,856)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.58%. Expiring 2/28/18.	4,092,000	(170,237)
Agreement with JPMorgan Chase & Co. dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.25%. Expiring 3/3/13.	16,850,933	159,758
Agreement with JPMorgan Chase & Co. dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.44%. Expiring 3/3/18.	12,407,714	(192,324)
Agreement with JPMorgan Chase & Co. dated 2/29/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.44%. Expiring 3/4/13.	9,500,000	58,351
Agreement with JPMorgan Chase & Co. dated 2/29/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 3/4/18.	5,100,000	85,507
Agreement with JPMorgan Chase & Co. dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.62%. Expiring 3/10/13.	6,400,000	89,905
Agreement with JPMorgan Chase & Co. dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.49%. Expiring 3/10/18.	3,000,000	102,400
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.44%. Expiring 3/12/13.	10,700,000	65,687
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/12/13.	4,300,000	28,445
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.30%. Expiring 3/12/18.	2,000,000	36,329

Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.31%. Expiring 3/12/18.	5,000,000	97,047
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.54%. Expiring 3/13/13.	12,900,000	138,978
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.55%. Expiring 3/13/13.	19,200,000	214,940
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.35%. Expiring 3/13/18.	6,000,000	134,904
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.36%. Expiring 3/13/18.	9,000,000	208,557
Agreement with JPMorgan Chase & Co. dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.57%. Expiring 3/17/10.	17,980,612	(5,256)
Agreement with JPMorgan Chase & Co. dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/17/11.	18,574,264	12,789
Agreement with JPMorgan Chase & Co. dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.24%. Expiring 3/17/18.	3,972,248	31,331
Agreement with JPMorgan Chase & Co. dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.66%. Expiring 3/17/23.	4,673,280	(25,127)
Agreement with JPMorgan Chase & Co. dated 3/18/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.12%. Expiring 3/20/13.	6,500,000	(53,636)
Agreement with JPMorgan Chase & Co. dated 3/18/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.98%. Expiring 3/20/18.	8,500,000	(67,516)
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.89%. Expiring 12/21/22.	7,000,000	366,162
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	4,100,000	224,903
Agreement with Morgan Stanley dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.71%. Expiring 2/28/13.	16,000,000	(296,784)
Agreement with Morgan Stanley dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.54%. Expiring 2/28/18.	8,000,000	(304,409)

Agreement with Morgan Stanley dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/12/13.	6,400,000	41,604
Agreement with Morgan Stanley dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.30%. Expiring 3/12/18.	3,000,000	56,111
Agreement with UBS AG dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.59%. Expiring 3/10/13.	12,900,000	166,470
Agreement with UBS AG dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.47%. Expiring 3/10/18.	6,000,000	194,844

		$3,257,531

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99%
Banc of America Securities LLC Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $14,100,940 (collateralized by U.S. government obligations, value $14,382,000, 5.00%, 10/1/35).	$14,100,000	$14,100,000
Bank of America N.A. Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $10,000,667 (collateralized by U.S. government obligations, value $10,200,000, 5.00%, 5/1/35).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 2.75%, dated 3/31/08, due 4/1/08, maturity value $14,101,077 (collateralized by U.S. government obligations, value $14,384,973, 5.24% to 6.10%, 10/1/21 to 11/1/37).	14,100,000	14,100,000
Goldman Sachs Group Inc. (The) Tri-Party 2.75%, dated 3/31/08, due 4/1/08, maturity value $14,149,081 (collateralized by U.S. government obligations, value $14,430,961, 6.00%, 8/1/37).	14,148,000	14,148,000
Lehman Brothers Holdings Inc. Tri-Party 2.60%, dated 3/31/08, due 4/1/08, maturity value $14,101,018 (collateralized by U.S. government obligations, value $14,384,273, 6.00%, 12/1/37).	14,100,000	14,100,000
Merrill Lynch & Co. Inc. Tri-Party 2.53%, dated 3/31/08, due 4/1/08, maturity value $10,000,703 (collateralized by U.S. government obligations, value $10,301,072, 3.01%, 9/25/35).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $76,448,000)		76,448,000

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $76,448,000)		76,448,000
Other Assets, Less Liabilities — 0.01%		3,843

NET ASSETS — 100.00%		$76,451,843

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.89%
Active Stock Master Portfolio(a)		$61,777,697
CoreAlpha Bond Master Portfolio(a)		171,618,795

TOTAL MASTER PORTFOLIOS		233,396,492

Security	Shares	Value
EXCHANGE-TRADED FUNDS—29.08%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	107,563	8,646,990
iShares Lehman TIPS Bond Fund(a)(b)	267,776	29,428,582
iShares MSCI Canada Index Fund(a)(b)	79,505	2,409,001
iShares MSCI EAFE Index Fund(a)	391,757	28,167,328
iShares MSCI Emerging Markets Index Fund(a)(b)	53,236	7,153,854
iShares S&P MidCap 400 Index Fund(a)	164,308	12,768,375
iShares S&P SmallCap 600 Index Fund(a)(b)	97,560	5,846,771

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $87,884,157)		94,420,901

Security	Shares	Value
SHORT-TERM INVESTMENTS—8.46%

MONEY MARKET FUNDS—8.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(a)(c)	1,429,820	1,429,820
BGI Cash Premier Fund LLC
3.22%(a)(c)(d)	26,045,350	26,045,350

		27,475,170

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,475,170)		27,475,170

TOTAL INVESTMENTS — 109.43%		355,292,563
Other Assets, Less Liabilities — (9.43)%		(30,604,225)

NET ASSETS — 100.00%		$324,688,338

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security		Value
MASTER PORTFOLIOS—70.25%
Active Stock Master Portfolio(a)		$206,768,684
CoreAlpha Bond Master Portfolio(a)		446,219,494

TOTAL MASTER PORTFOLIOS		652,988,178

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.68%
iShares Cohen & Steers Realty Majors Index Fund(a)	347,310	27,920,251
iShares Lehman TIPS Bond Fund(a)(b)	701,573	77,102,873
iShares MSCI Canada Index Fund(a)(b)	248,939	7,542,852
iShares MSCI EAFE Index Fund(a)	1,256,826	90,365,789
iShares MSCI Emerging Markets Index Fund(a)(b)	174,074	23,392,064
iShares S&P MidCap 400 Index Fund(a)(b)	521,465	40,523,045
iShares S&P SmallCap 600 Index Fund(a)(b)	306,095	18,344,273

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $263,094,554)		285,191,147

Security	Shares	Value
SHORT-TERM INVESTMENTS—10.23%

MONEY MARKET FUNDS—10.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(a)(c)	3,024,334	3,024,334
BGI Cash Premier Fund LLC
3.22%(a)(c)(d)	92,116,795	92,116,795

		95,141,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,141,129)		95,141,129

TOTAL INVESTMENTS — 111.16%		1,033,320,454
Other Assets, Less Liabilities — (11.16)%		(103,731,245)

NET ASSETS — 100.00%		$929,589,209

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security		Value
MASTER PORTFOLIOS—64.82%
Active Stock Master Portfolio(a)		$590,434,588
CoreAlpha Bond Master Portfolio(a)		533,931,690

TOTAL MASTER PORTFOLIOS		1,124,366,278

Security	Shares	Value
EXCHANGE-TRADED FUNDS—36.96%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	967,788	77,800,477
iShares Lehman TIPS Bond Fund(a)(b)	814,097	89,469,260
iShares MSCI Canada Index Fund(a)(b)	673,113	20,395,324
iShares MSCI EAFE Index Fund(a)	3,373,166	242,530,635
iShares MSCI Emerging Markets Index Fund(a)(b)	465,670	62,576,735
iShares S&P MidCap 400 Index Fund(a)(b)	1,304,133	101,344,176
iShares S&P SmallCap 600 Index Fund(a)(b)	784,880	47,037,858

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $592,189,819)		641,154,465

Security	Shares	Value
SHORT-TERM INVESTMENTS—8.33%

MONEY MARKET FUNDS—8.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(a)(c)	6,923,713	6,923,713
BGI Cash Premier Fund LLC
3.22%(a)(c)(d)	137,586,043	137,586,043

		144,509,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,509,756)		144,509,756

TOTAL INVESTMENTS — 110.11%		1,910,030,499
Other Assets, Less Liabilities — (10.11)%		(175,447,466)

NET ASSETS — 100.00%		$1,734,583,033

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security		Value
MASTER PORTFOLIOS—60.72%
Active Stock Master Portfolio(a)		$557,918,599
CoreAlpha Bond Master Portfolio(a)		237,576,616

TOTAL MASTER PORTFOLIOS		795,495,215

Security	Shares	Value
EXCHANGE-TRADED FUNDS—41.54%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	911,015	73,236,496
iShares Lehman TIPS Bond Fund(a)	348,389	38,287,951
iShares MSCI Canada Index Fund(a)(b)	618,640	18,744,792
iShares MSCI EAFE Index Fund(a)	3,124,493	224,651,047
iShares MSCI Emerging Markets Index Fund(a)(b)	427,298	57,420,305
iShares S&P MidCap 400 Index Fund(a)(b)	1,163,258	90,396,779
iShares S&P SmallCap 600 Index Fund(a)(b)	693,349	41,552,405

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $515,056,386)		544,289,775

Security	Shares	Value
SHORT-TERM INVESTMENTS—12.07%

MONEY MARKET FUNDS—12.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(a)(c)	4,750,779	4,750,779
BGI Cash Premier Fund LLC
3.22%(a)(c)(d)	153,356,716	153,356,716

		158,107,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,107,495)		158,107,495

TOTAL INVESTMENTS — 114.33%		1,497,892,485
Other Assets, Less Liabilities — (14.33)%		(187,768,952)

NET ASSETS — 100.00%		$1,310,123,533

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security		Value
MASTER PORTFOLIOS—58.45%
Active Stock Master Portfolio(a)		$474,638,018
CoreAlpha Bond Master Portfolio(a)		84,048,244

TOTAL MASTER PORTFOLIOS		558,686,262

Security	Shares	Value
EXCHANGE-TRADED FUNDS—44.46%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	770,586	61,947,409
iShares MSCI Canada Index Fund(a)(b)	528,830	16,023,549
iShares MSCI EAFE Index Fund(a)(b)	2,625,449	188,769,783
iShares MSCI Emerging Markets Index Fund(a)(b)	360,609	48,458,637
iShares S&P MidCap 400 Index Fund(a)	969,048	75,304,720
iShares S&P SmallCap 600 Index Fund(a)(b)	573,759	34,385,377

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $411,450,928)		424,889,475

Security	Shares	Value
SHORT-TERM INVESTMENTS—15.70%

MONEY MARKET FUNDS—15.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(a)(c)	3,420,946	3,420,946
BGI Cash Premier Fund LLC
3.22%(a)(c)(d)	146,618,182	146,618,182

		150,039,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,039,128)		150,039,128

TOTAL INVESTMENTS — 118.61%		1,133,614,865
Other Assets, Less Liabilities — (18.61)%		(177,903,458)

NET ASSETS — 100.00%		$955,711,407

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—6.93%
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	$250,000,000	$250,023,188
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,918,584
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,005,983
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,004,662
5.27%, 05/14/08	65,000,000	65,000,000
UniCredito Italiano NY
2.88%, 06/16/08	125,000,000	125,001,310
4.81%, 05/02/08	200,000,000	200,001,681
US Bank N.A.
2.82%, 08/15/08(a)	150,000,000	150,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,219,955,408)		2,219,955,408

Security	Face Amount	Value
COMMERCIAL PAPER—34.30%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	243,944,167
Amstel Funding Corp.
2.90%, 06/13/08(a)	175,000,000	173,970,902
3.12%, 05/05/08(a)	100,000,000	99,705,333
3.33%, 04/29/08(a)	200,000,000	199,482,000
4.67%, 04/04/08(a)	230,000,000	229,910,492
4.73%, 04/04/08(a)	125,000,000	124,950,729
Amsterdam Funding Corp.
3.00%, 04/15/08(a)	200,000,000	199,766,666
3.00%, 05/01/08(a)	77,000,000	76,807,500
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,891,499
Barton Capital Corp.
3.10%, 04/10/08(a)	112,408,000	112,320,884
CAFCO LLC
3.90%, 04/10/08(a)	200,000,000	199,805,000
4.67%, 05/12/08(a)	175,000,000	174,070,239
Cancara Asset Securitisation Ltd.
2.85%, 06/13/08(a)	92,000,000	91,468,317
3.05%, 05/05/08(a)	250,000,000	249,279,861
3.10%, 05/14/08(a)	200,000,000	199,259,445
3.15%, 05/07/08(a)	200,000,000	199,370,000
3.30%, 04/30/08(a)	200,000,000	199,468,333
3.92%, 04/14/08(a)	100,000,000	99,858,445

Chariot Funding LLC
2.75%, 04/15/08(a)	75,000,000	74,919,792
Charta LLC
3.90%, 04/10/08(a)	200,000,000	199,805,000
3.90%, 04/16/08(a)	150,000,000	149,756,250
CRC Funding LLC
3.90%, 04/10/08(a)	200,000,000	199,805,000
4.67%, 05/12/08(a)	125,000,000	124,335,886
Edison Asset Securitization LLC
2.86%, 08/05/08(a)	150,000,000	148,498,500
4.66%, 06/17/08(a)	200,000,000	198,006,556
Falcon Asset Securitization Co. LLC
2.50%, 06/18/08(a)	220,000,000	218,808,333
2.70%, 07/03/08(a)	101,000,000	100,295,525
2.95%, 06/06/08(a)	194,542,000	193,489,853
General Electric Capital Corp.
3.65%, 10/10/08	175,000,000	171,593,334
3.92%, 10/03/08	275,000,000	269,460,277
4.39%, 08/25/08	140,000,000	137,507,455
General Electric Capital Services Inc.
3.65%, 10/10/08	100,000,000	98,053,333
4.39%, 08/25/08	140,000,000	137,507,455
Grampian Funding LLC
3.12%, 05/12/08(a)	150,000,000	149,467,000
3.26%, 04/30/08(a)	300,000,000	299,212,167
3.30%, 04/29/08(a)	75,000,000	74,807,500
3.90%, 04/17/08(a)	300,000,000	299,480,001
4.64%, 04/07/08(a)	225,000,000	224,826,000
Jupiter Securitization Corp.
2.90%, 04/14/08(a)	225,000,000	224,764,375
3.10%, 05/09/08(a)	100,000,000	99,672,778
3.20%, 04/08/08(a)	101,321,000	101,257,956
Morgan Stanley
4.69%, 05/05/08	85,000,000	84,623,497
4.71%, 04/28/08	120,000,000	119,576,100
Nationwide Building Society
2.95%, 08/01/08	150,000,000	148,500,417
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	247,267,917
Park Avenue Receivables Corp.
2.70%, 07/02/08(a)	111,578,000	110,808,112
2.95%, 06/11/08(a)	124,231,000	123,508,217
3.10%, 05/09/08(a)	100,000,000	99,672,778
3.20%, 04/08/08(a)	251,927,000	251,770,245
Ranger Funding Co. LLC
2.77%, 04/21/08(a)	250,000,000	249,615,278
3.20%, 04/04/08(a)	158,031,000	157,988,858
Regency Markets No. 1 LLC
2.85%, 04/18/08(a)	125,833,000	125,663,649
3.15%, 05/14/08(a)	175,000,000	174,341,562
Royal Bank of Scotland
2.87%, 08/01/08	150,000,000	148,541,084
Solitaire Funding Ltd.
3.05%, 04/08/08(a)	125,000,000	124,925,868
Thames Asset Global Securitization No. 1 Inc.
2.75%, 04/18/08(a)	155,438,000	155,236,146
2.85%, 06/12/08(a)	85,438,000	84,951,004
2.85%, 06/16/08(a)	52,145,000	51,831,261
2.85%, 06/25/08(a)	85,000,000	84,428,021
3.05%, 05/06/08(a)	200,000,000	199,406,945
3.12%, 05/15/08(a)	132,994,000	132,486,850
Ticonderoga Master Funding Ltd.
3.15%, 04/10/08(a)	195,000,000	194,846,437
3.25%, 04/01/08(a)	115,677,000	115,677,000

Tulip Funding Corp.
3.15%, 05/07/08(a)	101,155,000	100,836,362
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	243,832,084
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	195,212,000
Windmill Funding Corp.
3.00%, 04/07/08(a)	75,000,000	74,962,500
3.25%, 04/08/08(a)	200,000,000	199,873,611
Yorktown Capital LLC
2.65%, 05/09/08(a)	11,120,000	11,088,895
3.20%, 04/04/08(a)	165,000,000	164,956,000

TOTAL COMMERCIAL PAPER
(Cost: $10,980,088,836)		10,980,088,836

Security	Face Amount	Value
MEDIUM-TERM NOTES—6.08%
Asscher Finance Corp.
5.42%, 06/25/08(a)(b)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)(b)	100,000,000	99,999,240
Dorada Finance Inc.
5.32%, 05/29/08(a)(b)	115,000,000	114,999,085
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(c)	300,000,000	300,000,000
5.36%, 04/16/08(c)	100,000,000	100,000,000
5.46%, 06/09/08(c)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)(b)	130,000,000	130,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.70%, 09/08/08(a)	150,000,000	150,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)(b)	150,000,000	149,996,516

TOTAL MEDIUM-TERM NOTES
(Cost: $1,944,994,841)		1,944,994,841

Security	Face Amount	Value
REPURCHASE AGREEMENTS—21.58%
Banc of America Securities LLC Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $40,002,667 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 10/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 3.07%, dated 3/31/08, due 4/1/08, maturity value $194,016,544 (collateralized by non-U.S. government debt securities, value $199,820,000, 4.65% to 10.15%, 8/16/10 to 1/1/27).	194,000,000	194,000,000
Banc of America Securities LLC Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $200,017,222 (collateralized by non-U.S. government debt securities, value $206,000,000, 4.75% to 8.50%, 4/15/09 to 6/1/18).	200,000,000	200,000,000
Bank of America N.A. Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $90,006,000 (collateralized by U.S. government obligations, value $91,800,001, 5.00%, 5/1/35).	90,000,000	90,000,000
Bank of America N.A. Tri-Party 3.17%, dated 3/31/08, due 4/1/08, maturity value $465,040,946 (collateralized by U.S. government obligations, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $485,043,111 (collateralized by non-U.S. government debt securities, value $533,500,000, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Citigroup Global Financial Products Inc. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $120,010,667 (collateralized by non-U.S. government debt securities, value $135,299,085, 0.00% to 10.00%, 2/9/17 to 2/7/38).	120,000,000	120,000,000

Citigroup Global Markets Holdings Inc. Tri-Party 3.12%, dated 3/31/08, due 4/1/08, maturity value $300,026,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 5.90% to 5.97%, 3/25/36 to 2/25/37).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $500,043,750 (collateralized by U.S. government obligations, value $515,003,911, 3.12% to 9.75%, 7/15/08 to 10/15/37).	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party 3.25%, dated 3/31/08, due 4/1/08, maturity value $175,015,799 (collateralized by non-U.S. government debt securities, value $180,251,197, 4.20% to 7.80%, 5/15/09 to 1/15/18).	175,000,000	175,000,000
Goldman Sachs Group Inc. (The) Tri-Party 2.75%, dated 3/31/08, due 4/1/08, maturity value $150,011,458 (collateralized by U.S. government obligations, value $153,000,000, 5.00% to 6.00%, 8/1/22 to 9/1/37).	150,000,000	150,000,000
Goldman Sachs Group Inc. (The) Tri-Party 3.18%, dated 3/31/08, due 4/1/08, maturity value $630,055,650 (collateralized by non-U.S. government debt securities, value $653,640,026, 0.00% to 10.00%, 6/6/08 to 2/15/51).	630,000,000	630,000,000
Greenwich Capital Markets Inc. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $400,035,556 (collateralized by non-U.S. government debt securities, value $440,328,544, 0.00% to 10.27%, 4/1/08 to 2/28/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 3.08%, dated 3/31/08, due 4/1/08, maturity value $100,008,556 (collateralized by non-U.S. government debt securities, value $105,001,801, 2.95% to 6.10%, 5/25/36 to 9/25/37).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $150,012,917 (collateralized by non-U.S. government debt securities, value $154,505,079, 4.88% to 8.38%, 6/15/08 to 4/1/38).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $625,053,819 (collateralized by non-U.S. government debt securities, value $656,252,957, 0.02% to 7.32%, 12/15/10 to 7/18/56).	625,000,000	625,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $250,021,528 (collateralized by U.S. government obligations, value $255,000,059, 5.50%, 9/1/37).	250,000,000	250,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.12%, dated 3/31/08, due 4/1/08, maturity value $440,038,133 (collateralized by non-U.S. government debt securities, value $453,202,599, 1.85% to 9.63%, 9/15/08 to 3/15/38).	440,000,000	440,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.50%, dated 3/31/08, due 4/4/08, maturity value $285,110,833 (collateralized by non-U.S. government debt securities, value $290,701,253, 5.50%, 3/1/38).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $250,021,875 (collateralized by non-U.S. government debt securities, value $262,500,711, 1.63% to 14.88%, 8/1/08 to 5/15/37).	250,000,000	250,000,000
Merrill Lynch & Co. Inc. Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $320,028,000 (collateralized by non-U.S. government debt securities, value $336,004,300, 4.25% to 12.75%, 2/24/09 to 1/15/68).	320,000,000	320,000,000
Morgan Stanley Tri-Party 3.32%, dated 3/31/08, due 7/1/08, maturity value $342,884,712 (collateralized by non-U.S. government debt securities, value $357,455,442, 0.00% to 10.00%, 4/1/08 to 3/31/38).(c)	340,000,000	340,000,000
Wachovia Capital Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $400,035,000 (collateralized by non-U.S. government debt securities, value $414,814,617, 0.25% to 8.75%, 5/15/08 to 11/15/35).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,909,000,000)		6,909,000,000

Security	Face Amount	Value
TIME DEPOSITS—4.59%
Danske Bank
3.05%, 04/01/08	250,000,000	250,000,000
JP Morgan Chase Bank N.A.
1.50%, 04/01/08	162,726,000	162,726,000
KBC Bank
2.25%, 04/01/08	340,427,000	340,427,000
Lloyds TSB Bank PLC
3.25%, 04/01/08	400,000,000	400,000,000
Societe Generale
2.00%, 04/01/08	317,519,000	317,519,000

TOTAL TIME DEPOSITS
(Cost: $1,470,672,000)		1,470,672,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—26.23%
AIG Matched Funding Corp.
2.54%, 06/20/08(a)	20,000,000	19,999,977
Allstate Life Global Funding II
2.68%, 10/27/08(a)	140,000,000	140,014,278
2.88%, 11/14/08(a)	65,000,000	65,014,436
2.91%, 11/15/08(a)	80,000,000	80,026,675
3.13%, 11/07/08(a)	82,000,000	82,012,723
Allstate Life Global Funding Trusts
2.68%, 09/26/08	64,500,000	64,439,740
3.05%, 12/08/08	16,250,000	16,239,809
3.11%, 09/04/08	125,000,000	124,952,759
American Express Bank
2.83%, 05/16/08	247,500,000	247,508,805
American Express Credit Corp.
2.54%, 10/17/08	5,000,000	4,990,954
3.00%, 05/16/08	19,720,000	19,699,636
ANZ National (International) Ltd. London Branch
3.09%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
2.63%, 10/22/08(a)	75,000,000	74,998,911
Australia & New Zealand Banking Group Ltd.
2.62%, 10/22/08(a)	100,000,000	100,007,952
Bank of America N.A.
3.21%, 04/03/09	225,000,000	225,000,000
Bank of Ireland
2.55%, 08/18/08(a)	70,000,000	70,000,298
2.55%, 09/19/08(a)	145,000,000	144,997,694
3.06%, 09/12/08(a)	65,000,000	65,000,000
Bank of Scotland PLC
3.06%, 10/08/08(a)	91,700,000	91,553,034
BMW US Capital LLC
2.84%, 11/14/08(a)	200,000,000	200,029,033
3.09%, 09/04/08(a)	30,000,000	30,000,455
BNP Paribas
2.62%, 05/28/08	40,000,000	39,986,735
3.06%, 05/19/08(a)	185,000,000	184,998,863
Commodore CDO Ltd. 2003-2A Class A1MM
2.98%, 06/12/08(a)	27,852,699	27,852,699
Commonwealth Bank of Australia
2.62%, 09/23/08(a)	50,000,000	50,005,087
Credit Agricole SA
3.84%, 08/26/08(a)	100,000,000	99,996,762
DEPFA Bank PLC
2.86%, 07/15/08	200,000,000	200,012,112
Dexia Credit SA NY
2.65%, 09/29/08	17,100,000	17,071,254
Fifth Third Bancorp
2.61%, 08/22/08(a)	200,000,000	200,011,856
Florida Heart Group PA/Florida Heart Group Holdings
3.12%, 04/01/08	10,370,000	10,370,000
General Electric Capital Corp.
2.62%, 04/24/09	60,000,000	60,002,159
Granite Master Issuer PLC Series 2005-3 Class A
2.54%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
3.12%, 04/01/08	10,100,000	10,100,000
Hartford Life Global Funding Trust
2.88%, 11/15/08	100,000,000	100,016,653
HBOS Treasury Services PLC
2.67%, 06/24/08(a)	150,000,000	150,014,841
ING USA Annuity & Life Insurance Co.
4.93%, 01/12/09	235,000,000	235,000,000
Jordan Brick Co. Inc.
3.03%, 11/01/08	45,610,000	45,610,000

JPMorgan Chase & Co.
3.11%, 09/02/08	150,000,000	150,000,143
Kommunalkredit Austria AG
3.07%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
3.12%, 10/01/08	11,000,000	11,000,000
Lloyds TSB Group PLC
2.97%, 10/06/08(a)	15,000,000	14,986,718
3.05%, 09/06/08(a)	54,400,000	54,347,002
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
2.58%, 04/24/08(a)	75,297,800	75,295,763
Marshall & Ilsley Bank
2.83%, 09/12/08	115,000,000	115,003,590
MassMutual Global Funding II
3.27%, 02/02/09(a)	125,000,000	125,000,000
MetLife Insurance Co. of Connecticut
3.15%, 08/18/08(c)	50,000,000	50,000,000
Metropolitan Life Global Funding I
2.60%, 08/21/08(a)	75,000,000	75,000,000
2.92%, 09/12/08(a)	40,000,000	40,016,804
3.13%, 11/06/08(a)	150,000,000	150,028,817
Metropolitan Life Insurance Co.
4.03%, 07/18/08(c)	25,000,000	25,000,000
Monumental Global Funding III
2.82%, 02/17/09(a)	5,000,000	4,969,764
3.24%, 08/29/08(a)	150,000,000	150,000,000
Natexis Banques Populaires
2.84%, 09/12/08	125,000,000	125,002,945
National City Bank (Ohio)
3.20%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
2.75%, 10/27/08(a)	315,000,000	315,081,376
3.14%, 10/06/08(a)	165,000,000	165,038,022
Natixis SA
3.10%, 09/08/08(a)	100,000,000	100,001,419
Nordea Bank AB
3.02%, 09/10/08(a)	225,000,000	225,014,477
Northern Rock PLC
3.19%, 08/01/08(a)(b)	190,000,000	190,026,797
Paragon Mortgages PLC Series 15A Class A1
2.82%, 07/15/08(a)	176,535,612	176,535,612
Pricoa Global Funding I
2.65%, 08/27/08(a)	200,000,000	199,999,924
2.98%, 09/12/08(a)	10,000,000	9,994,715
4.12%, 02/13/09(a)	100,000,000	100,000,000
Royal Bank of Canada
2.65%, 06/30/08	275,000,000	274,884,374
3.05%, 09/05/08(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
3.06%, 07/03/08	70,000,000	69,971,707
Skandinaviska Enskilda Banken AB
2.80%, 09/17/08	150,000,000	150,006,662
Societe Generale
3.12%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
3.12%, 10/17/08	18,095,000	18,095,000
Trinitas Hospital
3.12%, 04/01/08	14,675,000	14,675,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
2.82%, 07/17/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
2.84%, 07/17/08(a)	187,623,000	187,623,000
Wachovia Bank N.A.
4.75%, 02/04/09	515,000,000	515,000,000

Wells Fargo & Co.
2.90%, 03/13/09(a)	50,000,000	50,014,447
Westpac Banking Corp.
3.00%, 10/10/08	70,000,000	70,000,000
3.09%, 08/14/08(a)	100,000,000	100,000,000
World Savings Bank FSB
2.59%, 06/20/08	80,000,000	80,020,101

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $8,399,443,369)		8,399,443,369

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $31,924,154,454)		31,924,154,454
Other Assets, Less Liabilities — 0.29%		93,096,626

NET ASSETS — 100.00%		$32,017,251,080

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Security issued by a Structured Investment Vehicle.
(c)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—8.89%
Bank of Nova Scotia
3.00%, 01/29/09	$75,000,000	$74,965,108
Bank of Scotland
4.98%, 07/07/08	135,000,000	135,000,000
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,005,983
Chase Bank USA N.A.
2.75%, 01/28/09	200,000,000	200,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	110,000,000	110,000,000
5.40%, 07/10/08	100,000,000	100,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	60,000,000	60,000,000
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	35,000,000	35,000,000
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,001,554
5.05%, 04/03/08	135,000,000	135,000,000
5.27%, 05/14/08	35,000,000	35,000,000
UniCredito Italiano NY
2.88%, 06/16/08	75,000,000	75,000,786
Wachovia Bank N.A.
4.65%, 01/12/09	5,000,000	5,002,969
Westpac Banking Corp.
5.38%, 04/09/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,139,976,400)		1,139,976,400

Security	Face Amount	Value
COMMERCIAL PAPER—30.05%
Amstel Funding Corp.
2.90%, 06/13/08(a)	75,000,000	74,558,958
3.11%, 04/17/08(a)	96,917,000	96,783,039
3.33%, 04/29/08(a)	100,000,000	99,741,000
4.32%, 04/18/08(a)	200,000,000	199,592,000
Amsterdam Funding Corp.
3.00%, 04/15/08(a)	250,000,000	249,708,333
Barton Capital Corp.
3.10%, 04/10/08(a)	100,000,000	99,922,500
CAFCO LLC
4.67%, 05/12/08(a)	25,000,000	24,867,177
Cancara Asset Securitisation Ltd.
2.85%, 06/09/08(a)	100,000,000	99,453,750
3.30%, 04/30/08(a)	100,000,000	99,734,167
3.92%, 04/16/08(a)	100,000,000	99,836,667
Chariot Funding LLC
2.60%, 06/26/08(a)	100,000,000	99,378,889
2.75%, 04/15/08(a)	175,000,000	174,812,847
3.10%, 04/10/08(a)	100,000,000	99,922,500
CRC Funding LLC
4.67%, 05/12/08(a)	75,000,000	74,601,531
Edison Asset Securitization LLC
2.86%, 08/05/08(a)	100,000,000	98,999,000
Falcon Asset Securitization Co. LLC
2.70%, 06/30/08(a)	51,000,000	50,655,750
2.75%, 04/17/08(a)	150,000,000	149,816,666

General Electric Capital Corp.
3.92%, 10/03/08	125,000,000	122,481,944
4.39%, 08/25/08	60,000,000	58,931,767
General Electric Capital Services Inc.
4.39%, 08/25/08	60,000,000	58,931,767
Grampian Funding LLC
3.12%, 05/12/08(a)	100,000,000	99,644,667
3.90%, 04/17/08(a)	100,000,000	99,826,666
4.50%, 04/08/08(a)	200,000,000	199,825,000
Jupiter Securitization Corp.
3.10%, 05/09/08(a)	50,000,000	49,836,389
Morgan Stanley
4.69%, 05/05/08	45,000,000	44,800,675
4.71%, 04/28/08	50,000,000	49,823,375
Nationwide Building Society
2.95%, 08/01/08	100,000,000	99,000,277
Park Avenue Receivables Corp.
2.60%, 06/27/08(a)	75,000,000	74,528,750
3.10%, 05/09/08(a)	100,000,000	99,672,778
Royal Bank of Scotland
2.87%, 08/01/08	100,000,000	99,027,389
3.00%, 05/06/08	117,250,000	116,908,021
Solitaire Funding Ltd.
3.05%, 04/08/08(a)	125,000,000	124,925,868
Thames Asset Global Securitization No. 1 Inc.
3.25%, 04/07/08(a)	105,762,000	105,704,713
4.50%, 04/07/08(a)	41,363,000	41,331,978
Thunder Bay Funding LLC
2.95%, 05/01/08(a)	118,521,000	118,229,636
Tulip Funding Corp.
3.15%, 05/07/08(a)	100,000,000	99,685,000
3.92%, 04/15/08(a)	124,762,000	124,571,808
Windmill Funding I Corp.
3.00%, 05/01/08(a)	72,000,000	71,820,000

TOTAL COMMERCIAL PAPER
(Cost: $3,851,893,242)		3,851,893,242

Security	Face Amount	Value
MEDIUM-TERM NOTES—5.19%
ANZ National (International) Ltd. London Branch
4.27%, 05/16/08(a)	24,000,000	24,026,653
ASIF Global Financing
3.90%, 10/22/08(a)	15,670,000	15,572,777
Asscher Finance Corp.
5.42%, 06/25/08(a)(b)	50,000,000	50,000,000
Berkshire Hathaway Finance Corp.
3.38%, 10/15/08	65,200,000	65,404,382
Cullinan Finance Corp.
5.37%, 06/05/08(a)(b)	70,000,000	69,999,378
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(c)	50,000,000	50,000,000
5.46%, 06/09/08(c)	100,000,000	100,000,000
MassMutual Global Funding II
3.80%, 04/15/09(a)	40,000,000	40,519,500
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $665,522,690)		665,522,690

Security	Face Amount	Value
REPURCHASE AGREEMENTS—22.70%
Banc of America Securities LLC Tri-Party 2.40%, dated 3/31/08, due 4/1/08, maturity value $40,002,667 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 10/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $115,009,903 (collateralized by non-U.S. government debt securities, value $118,450,000, 2.65% to 8.50%, 4/18/08 to 5/17/47).	115,000,000	115,000,000
Bank of America N.A. Tri-Party 3.20%, dated 3/31/08, due 4/1/08, maturity value $400,035,556 (collateralized by non-U.S. government debt securities, value $440,000,001, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 2.75%, dated 3/31/08, due 4/1/08, maturity value $250,019,097 (collateralized by U.S. government obligations, value $255,001,931, 3.00% to 5.88%, 5/19/08 to 11/23/35).	250,000,000	250,000,000
Credit Suisse First Boston Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $175,015,313 (collateralized by non-U.S. government debt securities, value $180,250,139, 4.90% to 7.88%, 11/15/10 to 2/1/37).	175,000,000	175,000,000
Credit Suisse First Boston Tri-Party 3.25%, dated 3/31/08, due 4/1/08, maturity value $125,011,285 (collateralized by non-U.S. government debt securities, value $128,750,120, 3.50% to 9.40%, 3/1/09 to 5/15/37).	125,000,000	125,000,000
Goldman Sachs Group Inc. (The) Tri-Party 3.18%, dated 3/31/08, due 4/1/08, maturity value $170,015,017 (collateralized by non-U.S. government debt securities, value $176,388,244, 0.00% to 10.00%, 6/6/08 to 2/15/51).	170,000,000	170,000,000
Goldman Sachs Group Inc. (The) Tri-Party 3.18%, dated 3/31/08, due 4/1/08, maturity value $250,022,083 (collateralized by non-U.S. government debt securities, value $262,500,000, 0.00% to 10.00%, 12/31/08 to 8/25/12).	250,000,000	250,000,000
JP Morgan Securities Inc Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $375,032,292 (collateralized by non-U.S. government debt securities, value $393,751,209, 4.60% to 5.76%, 6/25/34 to 6/25/37).	375,000,000	375,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.10%, dated 3/31/08, due 4/1/08, maturity value $100,008,611 (collateralized by U.S. government obligations, value $102,004,635, 5.50%, 9/1/37 to 3/1/38).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.12%, dated 3/31/08, due 4/1/08, maturity value $200,017,333 (collateralized by non-U.S. government debt securities, value $206,001,800, 4.25% to 8.13%, 8/20/09 to 12/15/33).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.50%, dated 1/4/08, due 4/4/08, maturity value $126,500,868 (collateralized by U.S. government obligations, value $127,501,079, 5.50%, 3/1/38).	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party 3.12%, dated 3/31/08, due 4/1/08, maturity value $334,571,994 (collateralized by non-U.S. government debt securities, value $351,273,053, 2.82% to 8.26%, 9/15/11 to 6/23/22).	334,543,000	334,543,000
Merrill Lynch & Co. Inc. Tri-Party 3.15%, dated 3/31/08, due 4/1/08, maturity value $250,021,875 (collateralized by non-U.S. government debt securities, value $262,503,645, 3.63% to 9.00%, 3/15/09 to 8/15/31).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,909,543,000)		2,909,543,000

Security	Face Amount	Value
TIME DEPOSITS—5.13%
Danske Bank
3.05%, 04/01/08	250,000,000	250,000,000
KBC Bank
2.25%, 04/01/08	150,000,000	150,000,000
Societe Generale
2.00%, 04/01/08	82,481,000	82,481,000
Wells Fargo Bank N.A.
2.50%, 04/01/08	175,000,000	175,000,000

TOTAL TIME DEPOSITS
(Cost: $657,481,000)		657,481,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—27.65%
AIG Matched Funding Corp.
2.54%, 06/20/08(a)	9,000,000	8,999,980
2.80%, 06/16/08(a)	10,000,000	9,999,961
Allstate Life Global Funding II
2.68%, 10/27/08(a)	160,000,000	160,002,083

2.88%, 11/14/08(a)	85,000,000	85,011,165
3.13%, 11/07/08(a)	58,000,000	58,003,315
Allstate Life Global Funding Trusts
3.11%, 09/04/08	45,000,000	45,000,000
Arkle Master Issuer PLC Series 2007-1A Class 1A
2.80%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
2.63%, 10/22/08(a)	75,000,000	74,998,911
Bank of America N.A.
3.21%, 04/03/09	75,000,000	75,000,000
Bank of Ireland
3.06%, 09/12/08(a)	35,000,000	35,000,000
BNP Paribas
2.62%, 05/28/08	20,000,000	19,993,367
Citigroup Global Markets Holdings Inc.
3.28%, 10/21/08	350,000,000	350,000,000
DEPFA Bank PLC
2.86%, 07/15/08	50,000,000	50,000,000
Deutsche Bank AG
3.09%, 09/30/08	100,000,000	99,997,666
General Electric Capital Corp.
2.62%, 04/24/09	65,000,000	65,000,000
Granite Master Issuer PLC Series 2005-3 Class A
2.54%, 08/20/08(a)	125,000,000	125,000,000
Hartford Life Global Funding Trust
2.88%, 11/15/08	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co.
4.93%, 01/12/09	65,000,000	65,000,000
MassMutual Global Funding II
3.27%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Global Funding I
2.92%, 09/12/08(a)	40,000,000	40,016,804
3.13%, 11/06/08(a)	139,680,000	139,682,898
Metropolitan Life Insurance Co.
3.41%, 07/25/08(c)	50,000,000	50,000,000
Metropolitan Life Insurance Funding Agreement
4.81%, 08/01/08(a)(c)	15,000,000	15,000,000
Monumental Global Funding III
3.24%, 08/29/08(a)	50,000,000	50,000,000
Morgan Stanley
3.27%, 12/03/08	100,000,000	100,000,000
Nationwide Building Society
2.75%, 10/27/08(a)	50,000,000	50,000,000
3.14%, 10/06/08(a)	135,000,000	135,007,683
Paragon Mortgages PLC Series 15A Class A1
2.82%, 07/15/08(a)	58,845,204	58,845,204
Rabobank Nederland NV NY
3.05%, 11/14/08(a)	140,000,000	140,000,000
Royal Bank of Canada
2.65%, 06/30/08	100,000,000	99,957,954
3.05%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland NY
3.06%, 07/03/08	70,000,000	69,971,707
Royal Bank of Scotland PLC
3.94%, 07/21/08(a)	20,000,000	20,002,901
Societe Generale
3.12%, 08/29/08(a)	5,000,000	4,996,685
Toyota Motor Credit Corp.
2.31%, 10/20/08	25,000,000	24,918,422
Toyota Motor Credit Corp. Series 1
2.99%, 01/12/09	200,000,000	200,000,000
UBS AG Stamford Branch
2.79%, 08/15/08	100,000,000	100,000,000

Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
2.82%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
2.84%, 07/17/08(a)	80,000,000	80,000,000
Wachovia Bank N.A.
3.40%, 11/25/08	40,000,000	39,992,040
4.67%, 10/03/08	31,200,000	31,186,410
4.75%, 02/04/09	250,000,000	250,000,000
World Savings Bank FSB
2.59%, 06/20/08	44,000,000	44,011,056

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,543,596,212)		3,543,596,212

TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $12,768,012,544)		12,768,012,544
Other Assets, Less Liabilities — 0.39%		49,549,797

NET ASSETS — 100.00%		$12,817,562,341

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Security issued by a Structured Investment Vehicle.
(c)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Shares	Value
COMMON STOCKS—98.37%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)(b)	104,483	$878,702
Omnicom Group Inc.	72,742	3,213,742

		4,092,444
AEROSPACE & DEFENSE—2.36%
Boeing Co. (The)	173,312	12,889,213
General Dynamics Corp.	90,659	7,558,241
Goodrich Corp.	28,160	1,619,482
L-3 Communications Holdings Inc.	27,750	3,034,185
Lockheed Martin Corp.	77,788	7,724,348
Northrop Grumman Corp.	76,364	5,941,883
Raytheon Co.	96,664	6,245,461
Rockwell Collins Inc.	36,770	2,101,405
United Technologies Corp.	221,600	15,250,512

		62,364,730
AGRICULTURE—2.21%
Altria Group Inc.	476,436	10,576,879
Archer-Daniels-Midland Co.	145,744	5,998,823
Monsanto Co.	123,698	13,792,327
Philip Morris International Inc.	476,436	24,098,133
Reynolds American Inc.	38,452	2,269,822
UST Inc.(b)	34,272	1,868,509

		58,604,493
AIRLINES—0.08%
Southwest Airlines Co.	165,279	2,049,460

		2,049,460
APPAREL—0.43%
Coach Inc.(a)	80,501	2,427,105
Jones Apparel Group Inc.	21,297	285,806
Liz Claiborne Inc.(b)	21,450	389,317
Nike Inc. Class B(b)	86,724	5,897,232
Polo Ralph Lauren Corp.(b)	13,755	801,779
VF Corp.	19,909	1,543,147

		11,344,386
AUTO MANUFACTURERS—0.34%
Ford Motor Co.(a)(b)	494,174	2,826,675
General Motors Corp.	127,209	2,423,331
PACCAR Inc.	82,525	3,713,625

		8,963,631
AUTO PARTS & EQUIPMENT—0.22%

Goodyear Tire & Rubber Co. (The)(a)(b)	54,220	1,398,876
Johnson Controls Inc.	133,501	4,512,334

		5,911,210
BANKS—5.12%
Bank of America Corp.	1,003,956	38,059,972
Bank of New York Mellon Corp. (The)	257,542	10,747,228
BB&T Corp.(b)	124,319	3,985,667
Comerica Inc.	34,000	1,192,720
Discover Financial Services LLC	107,447	1,758,907
Fifth Third Bancorp	121,669	2,545,315
First Horizon National Corp.(b)	27,800	389,478
Huntington Bancshares Inc.(b)	81,116	871,997
KeyCorp	89,010	1,953,769
M&T Bank Corp.	17,097	1,375,967
Marshall & Ilsley Corp.	58,280	1,352,096
National City Corp.(b)	140,842	1,401,378
Northern Trust Corp.	43,033	2,860,403
PNC Financial Services Group Inc. (The)	77,447	5,078,200
Regions Financial Corp.(b)	155,941	3,079,835
State Street Corp.	87,301	6,896,779
SunTrust Banks Inc.	79,794	4,399,841
U.S. Bancorp	391,418	12,666,286
Wachovia Corp.	447,304	12,077,208
Wells Fargo & Co.	746,416	21,720,706
Zions Bancorporation(b)	24,763	1,127,955

		135,541,707
BEVERAGES—2.56%
Anheuser-Busch Companies Inc.	162,298	7,701,040
Brown-Forman Corp. Class B	19,171	1,269,504
Coca-Cola Co. (The)	451,563	27,486,640
Coca-Cola Enterprises Inc.	64,581	1,562,860
Constellation Brands Inc. Class A(a)(b)	43,465	768,027
Molson Coors Brewing Co. Class B	31,075	1,633,613
Pepsi Bottling Group Inc.	31,656	1,073,455
PepsiCo Inc.	361,971	26,134,306

		67,629,445
BIOTECHNOLOGY—0.97%
Amgen Inc.(a)	245,337	10,250,180
Biogen Idec Inc.(a)	66,902	4,127,184
Celgene Corp.(a)(b)	97,940	6,002,743
Genzyme Corp.(a)	60,427	4,504,229
Millipore Corp.(a)(b)	12,731	858,197

		25,742,533
BUILDING MATERIALS—0.13%
Masco Corp.(b)	82,579	1,637,542
Trane Inc.	38,733	1,777,845

		3,415,387
CHEMICALS—1.48%
Air Products and Chemicals Inc.(b)	48,489	4,460,988
Ashland Inc.	13,102	619,725

Dow Chemical Co. (The)	213,184	7,855,830
E.I. du Pont de Nemours and Co.	203,031	9,493,730
Eastman Chemical Co.	17,744	1,108,113
Ecolab Inc.	39,537	1,717,092
Hercules Inc.(b)	25,729	470,583
International Flavors & Fragrances Inc.	18,006	793,164
PPG Industries Inc.	37,244	2,253,634
Praxair Inc.	71,031	5,982,941
Rohm and Haas Co.(b)	28,838	1,559,559
Sherwin-Williams Co. (The)(b)	23,154	1,181,780
Sigma-Aldrich Corp.	29,309	1,748,282

		39,245,421
COAL—0.23%
CONSOL Energy Inc.	41,379	2,863,013
Peabody Energy Corp.(b)	61,279	3,125,229

		5,988,242
COMMERCIAL SERVICES—0.61%
Apollo Group Inc. Class A(a)	30,963	1,337,602
Convergys Corp.(a)	28,872	434,812
Equifax Inc.(b)	29,659	1,022,642
H&R Block Inc.	73,379	1,523,348
McKesson Corp.	65,911	3,451,759
Monster Worldwide Inc.(a)(b)	28,491	689,767
Moody’s Corp.(b)	47,255	1,645,892
R.R. Donnelley & Sons Co.	47,709	1,446,060
Robert Half International Inc.	35,459	912,715
Western Union Co.	168,659	3,587,377

		16,051,974
COMPUTERS—4.57%
Affiliated Computer Services Inc. Class A(a)	22,235	1,114,196
Apple Inc.(a)	198,958	28,550,473
Cognizant Technology Solutions Corp.(a)	66,116	1,906,124
Computer Sciences Corp.(a)	37,648	1,535,662
Dell Inc.(a)	508,097	10,121,292
Electronic Data Systems Corp.	113,842	1,895,469
EMC Corp.(a)	473,301	6,787,136
Hewlett-Packard Co.	558,083	25,482,070
International Business Machines Corp.	312,852	36,021,779
Lexmark International Inc. Class A(a)	21,396	657,285
NetApp Inc.(a)	78,063	1,565,163
SanDisk Corp.(a)	50,682	1,143,893
Sun Microsystems Inc.(a)	180,857	2,808,709
Teradata Corp.(a)	40,109	884,805
Unisys Corp.(a)	75,179	333,043

		120,807,099
COSMETICS & PERSONAL CARE—2.37%
Avon Products Inc.	96,118	3,800,506
Colgate-Palmolive Co.	114,961	8,956,611
Estee Lauder Companies Inc. (The) Class A(b)	26,102	1,196,777
Procter & Gamble Co. (The)	695,607	48,741,182

		62,695,076

DISTRIBUTION & WHOLESALE—0.10%
Genuine Parts Co.	37,945	1,526,148
W.W. Grainger Inc.	15,221	1,162,732

		2,688,880
DIVERSIFIED FINANCIAL SERVICES—5.83%
American Express Co.	262,053	11,456,957
Ameriprise Financial Inc.	51,584	2,674,630
Bear Stearns Companies Inc. (The)(b)	31,137	326,627
Capital One Financial Corp.(b)	84,860	4,176,809
Charles Schwab Corp. (The)	210,982	3,972,791
CIT Group Inc.	42,384	502,250
Citigroup Inc.	1,176,167	25,193,497
CME Group Inc.	12,113	5,682,208
Countrywide Financial Corp.(b)	128,289	705,589
E*TRADE Financial Corp.(a)(b)	105,624	407,709
Federal Home Loan Mortgage Corp.	146,335	3,705,202
Federal National Mortgage Association	220,316	5,798,717
Federated Investors Inc. Class B(b)	18,897	740,006
Franklin Resources Inc.	35,735	3,465,938
Goldman Sachs Group Inc. (The)	89,505	14,803,232
IntercontinentalExchange Inc.(a)	15,665	2,044,282
Janus Capital Group Inc.(b)	34,499	802,792
JPMorgan Chase & Co.	767,529	32,965,371
Legg Mason Inc.	30,965	1,733,421
Lehman Brothers Holdings Inc.	119,432	4,495,420
Merrill Lynch & Co. Inc.	219,159	8,928,538
Morgan Stanley	249,197	11,388,303
NYSE Euronext Inc.	60,351	3,724,260
SLM Corp.(a)	107,035	1,642,987
T. Rowe Price Group Inc.(b)	59,269	2,963,450

		154,300,986
ELECTRIC—3.29%
AES Corp. (The)(a)	150,425	2,507,585
Allegheny Energy Inc.	37,492	1,893,346
Ameren Corp.(b)	47,355	2,085,514
American Electric Power Co. Inc.	91,182	3,795,907
CenterPoint Energy Inc.	72,998	1,041,681
CMS Energy Corp.(b)	49,800	674,292
Consolidated Edison Inc.	62,175	2,468,347
Constellation Energy Group Inc.	40,538	3,578,289
Dominion Resources Inc.	130,250	5,319,410
DTE Energy Co.	37,106	1,443,052
Duke Energy Corp.(b)	284,159	5,072,238
Dynegy Inc. Class A(a)	110,140	869,005
Edison International	73,893	3,622,235
Entergy Corp.	43,281	4,721,091
Exelon Corp.	149,215	12,126,703
FirstEnergy Corp.	68,567	4,705,068
FPL Group Inc.	91,708	5,753,760
Integrys Energy Group Inc.	17,420	812,469
Pepco Holdings Inc.	45,425	1,122,906
PG&E Corp.	79,757	2,936,653

Pinnacle West Capital Corp.(b)	22,223	779,583
PPL Corp.	84,376	3,874,546
Progress Energy Inc.	59,053	2,462,510
Public Service Enterprise Group Inc.	114,420	4,598,540
Southern Co. (The)(b)	172,215	6,132,576
TECO Energy Inc.(b)	46,582	742,983
Xcel Energy Inc.	95,767	1,910,552

		87,050,841
ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Emerson Electric Co.	177,509	9,134,613
Molex Inc.(b)	31,316	725,279

		9,859,892
ELECTRONICS—0.58%
Agilent Technologies Inc.(a)	83,415	2,488,269
Applied Biosystems Group	38,115	1,252,459
Jabil Circuit Inc.	46,308	438,074
PerkinElmer Inc.	25,769	624,898
Thermo Fisher Scientific Inc.(a)	94,416	5,366,605
Tyco Electronics Ltd.	110,672	3,798,263
Waters Corp.(a)	22,954	1,278,538

		15,247,106
ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp.	20,225	2,854,961
Jacobs Engineering Group Inc.(a)	27,789	2,044,992

		4,899,953
ENTERTAINMENT—0.11%
International Game Technology Inc.(b)	71,107	2,859,212

		2,859,212
ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.(a)	73,709	796,794
Waste Management Inc.	112,400	3,772,144

		4,568,938
FOOD—1.84%
Campbell Soup Co.(b)	49,416	1,677,673
ConAgra Foods Inc.	109,494	2,622,381
Dean Foods Co.	32,930	661,564
General Mills Inc.	75,711	4,533,575
H.J. Heinz Co.	71,849	3,374,748
Hershey Co. (The)(b)	38,195	1,438,806
Kellogg Co.	59,447	3,124,534
Kraft Foods Inc.	347,622	10,779,758
Kroger Co. (The)	152,477	3,872,916
McCormick & Co. Inc. NVS(b)	28,442	1,051,501
Safeway Inc.(b)	99,297	2,914,367
Sara Lee Corp.	161,050	2,251,479
SUPERVALU Inc.(b)	46,943	1,407,351
Sysco Corp.	137,101	3,978,671
Tyson Foods Inc. Class A	60,753	969,010
Whole Foods Market Inc.(b)	32,360	1,066,909

Wm. Wrigley Jr. Co.	49,115	3,086,387

		48,811,630
FOREST PRODUCTS & PAPER—0.32%
International Paper Co.(b)	95,830	2,606,576
MeadWestvaco Corp.	40,059	1,090,406
Plum Creek Timber Co. Inc.(b)	38,264	1,557,345
Weyerhaeuser Co.	47,662	3,099,936

		8,354,263
GAS—0.17%
Nicor Inc.(b)	9,693	324,812
NiSource Inc.	60,778	1,047,813
Sempra Energy	59,606	3,175,808

		4,548,433
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)(b)	14,177	937,100
Snap-On Inc.	13,001	661,101
Stanley Works (The)(b)	18,181	865,779

		2,463,980
HEALTH CARE - PRODUCTS—3.45%
Baxter International Inc.	143,335	8,287,630
Becton, Dickinson and Co.	55,010	4,722,608
Boston Scientific Corp.(a)	301,668	3,882,467
C.R. Bard Inc.	22,647	2,183,171
Covidien Ltd.	112,202	4,964,939
Johnson & Johnson	640,204	41,530,033
Medtronic Inc.	254,518	12,311,036
Patterson Companies Inc.(a)	29,980	1,088,274
St. Jude Medical Inc.(a)(b)	77,180	3,333,404
Stryker Corp.	53,768	3,497,608
Varian Medical Systems Inc.(a)	28,299	1,325,525
Zimmer Holdings Inc.(a)	52,968	4,124,088

		91,250,783
HEALTH CARE - SERVICES—1.02%
Aetna Inc.	112,928	4,753,139
Coventry Health Care Inc.(a)	35,099	1,416,245
Humana Inc.(a)	38,258	1,716,254
Laboratory Corp. of America Holdings(a)	25,338	1,866,904
Quest Diagnostics Inc.	35,608	1,611,974
Tenet Healthcare Corp.(a)(b)	104,381	590,796
UnitedHealth Group Inc.	283,752	9,749,719
WellPoint Inc.(a)	122,007	5,384,169

		27,089,200
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	38,099	1,722,837

		1,722,837
HOME BUILDERS—0.12%
Centex Corp.(b)	26,832	649,603
D.R. Horton Inc.	61,285	965,239

KB Home(b)	17,404	430,401
Lennar Corp. Class A(b)	30,690	577,279
Pulte Homes Inc.(b)	46,744	680,125

		3,302,647
HOME FURNISHINGS—0.08%
Harman International Industries Inc.(b)	13,990	609,125
Whirlpool Corp.(b)	17,151	1,488,364

		2,097,489
HOUSEHOLD PRODUCTS & WARES—0.43%
Avery Dennison Corp.	24,137	1,188,747
Clorox Co. (The)	31,343	1,775,267
Fortune Brands Inc.(b)	34,436	2,393,302
Kimberly-Clark Corp.	94,637	6,108,818

		11,466,134
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	62,010	1,418,169

		1,418,169
INSURANCE—4.08%
ACE Ltd.(b)	74,145	4,082,424
Aflac Inc.	107,777	7,000,114
Allstate Corp. (The)	127,116	6,109,195
Ambac Financial Group Inc.	60,676	348,887
American International Group Inc.	571,036	24,697,307
Aon Corp.	68,459	2,752,052
Assurant Inc.	21,482	1,307,395
Chubb Corp.	84,256	4,168,987
CIGNA Corp.	63,754	2,586,500
Cincinnati Financial Corp.	36,878	1,402,839
Genworth Financial Inc. Class A	97,534	2,208,170
Hartford Financial Services Group Inc. (The)	71,213	5,395,809
Lincoln National Corp.	59,908	3,115,216
Loews Corp.	99,694	4,009,693
Marsh & McLennan Companies Inc.	116,953	2,847,806
MBIA Inc.(b)	45,402	554,812
MetLife Inc.	160,820	9,691,013
MGIC Investment Corp.	26,907	283,331
Principal Financial Group Inc.(b)	58,227	3,244,408
Progressive Corp. (The)	155,020	2,491,171
Prudential Financial Inc.	101,150	7,914,987
Safeco Corp.	20,886	916,478
Torchmark Corp.	20,323	1,221,616
Travelers Companies Inc. (The)	140,838	6,739,098
Unum Group(b)	79,009	1,738,988
XL Capital Ltd. Class A(b)	39,666	1,172,130

		108,000,426
INTERNET—1.97%
Akamai Technologies Inc.(a)(b)	37,876	1,066,588
Amazon.com Inc.(a)(b)	69,392	4,947,650
eBay Inc.(a)	252,379	7,530,989
Expedia Inc.(a)	47,681	1,043,737

Google Inc. Class A(a)	52,386	23,074,461
IAC/InterActiveCorp(a)	42,129	874,598
Symantec Corp.(a)(b)	192,975	3,207,244
VeriSign Inc.(a)(b)	49,009	1,629,059
Yahoo! Inc.(a)	301,461	8,721,267

		52,095,593

INVESTMENT COMPANIES—0.06%
American Capital Strategies Ltd.(b)	43,378	1,481,792

		1,481,792
IRON & STEEL—0.36%
Allegheny Technologies Inc.	22,721	1,621,371
Nucor Corp.	65,494	4,436,564
United States Steel Corp.	26,485	3,360,152

		9,418,087
LEISURE TIME—0.24%
Brunswick Corp.(b)	19,367	309,291
Carnival Corp.(b)	98,042	3,968,740
Harley-Davidson Inc.(b)	54,304	2,036,400

		6,314,431
LODGING—0.21%
Marriott International Inc. Class A	68,853	2,365,789
Starwood Hotels & Resorts Worldwide Inc.	43,105	2,230,684
Wyndham Worldwide Corp.	40,217	831,688

		5,428,161
MACHINERY—0.97%
Caterpillar Inc.	141,372	11,068,014
Cummins Inc.	45,433	2,127,173
Deere & Co.	98,865	7,952,701
Manitowoc Co. Inc. (The)(b)	28,805	1,175,244
Rockwell Automation Inc.	33,919	1,947,629
Terex Corp.(a)	23,381	1,461,312

		25,732,073
MANUFACTURING—5.24%
Cooper Industries Ltd.(b)	40,020	1,606,803
Danaher Corp.(b)	57,489	4,370,889
Dover Corp.	43,928	1,835,312
Eastman Kodak Co.(b)	63,900	1,129,113
Eaton Corp.	33,371	2,658,668
General Electric Co.	2,257,576	83,552,888
Honeywell International Inc.	168,521	9,507,955
Illinois Tool Works Inc.(b)	91,098	4,393,657
Ingersoll-Rand Co. Ltd. Class A(b)	61,744	2,752,548
ITT Industries Inc.	40,777	2,112,656
Leggett & Platt Inc.(b)	36,984	564,006
Pall Corp.	27,168	952,782
Parker Hannifin Corp.	38,207	2,646,599
Textron Inc.	56,537	3,133,281
3M Co.	160,364	12,692,811
Tyco International Ltd.	110,154	4,852,284

		138,762,252

MEDIA—2.68%
CBS Corp. Class B(b)	153,594	3,391,356
Clear Channel Communications Inc.	111,867	3,268,754
Comcast Corp. Class A	682,304	13,195,759
DIRECTV Group Inc. (The)(a)	161,021	3,991,711
E.W. Scripps Co. Class A	19,857	834,193
Gannett Co. Inc.(b)	51,582	1,498,457
McGraw-Hill Companies Inc. (The)	73,323	2,709,285
Meredith Corp.	8,984	343,638
New York Times Co. (The) Class A(b)	31,693	598,364
News Corp. Class A	518,932	9,729,975
Time Warner Inc.	807,234	11,317,421
Viacom Inc. Class B(a)	145,251	5,754,845
Walt Disney Co. (The)	425,024	13,337,253
Washington Post Co. (The) Class B(b)	1,293	855,319

		70,826,330
METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.	31,461	3,211,539

		3,211,539
MINING—0.82%
Alcoa Inc.	184,851	6,665,727
Freeport-McMoRan Copper & Gold Inc.	86,829	8,354,686
Newmont Mining Corp.	101,999	4,620,555
Titanium Metals Corp.(b)	21,235	319,587
Vulcan Materials Co.(b)	24,898	1,653,227

		21,613,782
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.(b)	48,181	1,687,299
Xerox Corp.	207,338	3,103,850

		4,791,149
OIL & GAS—10.41%
Anadarko Petroleum Corp.	106,010	6,681,810
Apache Corp.	75,497	9,121,548
Chesapeake Energy Corp.(b)	102,912	4,749,389
Chevron Corp.	469,953	40,115,188
ConocoPhillips	353,475	26,938,330
Devon Energy Corp.	100,753	10,511,560
ENSCO International Inc.	32,255	2,019,808
EOG Resources Inc.	55,653	6,678,360
Exxon Mobil Corp.	1,210,226	102,360,915
Hess Corp.	62,813	5,538,850
Marathon Oil Corp.	160,875	7,335,900
Murphy Oil Corp.	42,650	3,503,271
Nabors Industries Ltd.(a)(b)	63,480	2,143,720
Noble Corp.	61,016	3,030,665
Noble Energy Inc.	38,524	2,804,547
Occidental Petroleum Corp.	186,380	13,637,425
Range Resources Corp.	33,538	2,127,986
Rowan Companies Inc.	24,646	1,014,922

Sunoco Inc.	26,306	1,380,276
Tesoro Corp.	30,403	912,090
Transocean Inc.(a)	72,048	9,740,890
Valero Energy Corp.	121,436	5,963,722
XTO Energy Inc.	114,989	7,113,220

		275,424,392
OIL & GAS SERVICES—2.02%
Baker Hughes Inc.	70,346	4,818,701
BJ Services Co.	65,989	1,881,346
Cameron International Corp.(a)	49,992	2,081,667
Halliburton Co.	199,746	7,856,010
National Oilwell Varco Inc.(a)	80,283	4,686,922
Schlumberger Ltd.	270,557	23,538,459
Smith International Inc.	45,554	2,925,933
Weatherford International Ltd.(a)	76,628	5,553,231

		53,342,269
PACKAGING & CONTAINERS—0.12%
Ball Corp.	22,556	1,036,223
Bemis Co. Inc.(b)	21,997	559,384
Pactiv Corp.(a)	29,266	767,062
Sealed Air Corp.	35,723	902,006

		3,264,675
PHARMACEUTICALS—5.50%
Abbott Laboratories	349,089	19,252,258
Allergan Inc.	69,615	3,925,590
AmerisourceBergen Corp.	37,427	1,533,758
Barr Pharmaceuticals Inc.(a)	23,898	1,154,512
Bristol-Myers Squibb Co.	446,421	9,508,767
Cardinal Health Inc.	81,161	4,261,764
Eli Lilly and Co.	223,622	11,536,659
Express Scripts Inc.(a)	57,028	3,668,041
Forest Laboratories Inc.(a)	70,879	2,835,869
Gilead Sciences Inc.(a)	210,612	10,852,836
Hospira Inc.(a)	35,553	1,520,602
King Pharmaceuticals Inc.(a)	53,838	468,391
Medco Health Solutions Inc.(a)	118,577	5,192,487
Merck & Co. Inc.	490,295	18,606,695
Mylan Inc.(b)	66,943	776,539
Pfizer Inc.	1,527,779	31,976,414
Schering-Plough Corp.	365,298	5,263,944
Watson Pharmaceuticals Inc.(a)	22,859	670,226
Wyeth	303,047	12,655,243

		145,660,595
PIPELINES—0.47%
El Paso Corp.	157,351	2,618,321
Questar Corp.(b)	39,124	2,212,853
Spectra Energy Corp.(b)	141,956	3,229,499
Williams Companies Inc. (The)	132,146	4,358,175

		12,418,848

REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A(a)(b)	40,607	878,735

		878,735
REAL ESTATE INVESTMENT TRUSTS—1.13%
Apartment Investment and Management Co. Class A(b)	21,345	764,364
AvalonBay Communities Inc.(b)	17,486	1,687,749
Boston Properties Inc.	26,796	2,467,108
Developers Diversified Realty Corp.	27,245	1,141,021
Equity Residential(b)	60,936	2,528,235
General Growth Properties Inc.(b)	60,323	2,302,529
HCP Inc.	49,157	1,661,998
Host Hotels & Resorts Inc.	117,621	1,872,526
Kimco Realty Corp.(b)	56,854	2,226,971
ProLogis(b)	57,941	3,410,407
Public Storage(b)	27,951	2,477,018
Simon Property Group Inc.	50,162	4,660,551
Vornado Realty Trust	30,772	2,652,854

		29,853,331
RETAIL—5.33%
Abercrombie & Fitch Co. Class A(b)	19,453	1,422,792
AutoNation Inc.(a)	31,676	474,190
AutoZone Inc.(a)	9,952	1,132,836
Bed Bath & Beyond Inc.(a)	59,188	1,746,046
Best Buy Co. Inc.	79,053	3,277,537
Big Lots Inc.(a)(b)	21,692	483,732
Costco Wholesale Corp.	98,468	6,397,466
CVS Caremark Corp.	324,492	13,145,171
Darden Restaurants Inc.	31,654	1,030,338
Dillard’s Inc. Class A(b)	12,440	214,092
Family Dollar Stores Inc.	31,470	613,665
GameStop Corp. Class A(a)	35,865	1,854,579
Gap Inc. (The)	104,117	2,049,023
Home Depot Inc.	380,699	10,648,151
J.C. Penney Co. Inc.	50,758	1,914,084
Kohl’s Corp.(a)	71,493	3,066,335
Limited Brands Inc.	71,508	1,222,787
Lowe’s Companies Inc.	329,604	7,561,116
Macy’s Inc.	97,826	2,255,868
McDonald’s Corp.	260,926	14,551,843
Nordstrom Inc.(b)	41,263	1,345,174
Office Depot Inc.(a)	60,361	666,989
OfficeMax Inc.	16,993	325,246
RadioShack Corp.	29,264	475,540
Sears Holdings Corp.(a)(b)	16,764	1,711,437
Staples Inc.	158,472	3,503,816
Starbucks Corp.(a)	166,619	2,915,832
Target Corp.	185,665	9,409,502
Tiffany & Co.(b)	29,405	1,230,305
TJX Companies Inc. (The)	98,041	3,242,216
Walgreen Co.	223,744	8,522,409
Wal-Mart Stores Inc.	534,879	28,177,426
Wendy’s International Inc.	20,828	480,294
Yum! Brands Inc.	108,229	4,027,201

		141,095,038

SAVINGS & LOANS—0.18%
Hudson City Bancorp Inc.	118,700	2,098,616
Sovereign Bancorp Inc.	79,756	743,326
Washington Mutual Inc.(b)	197,124	2,030,377

		4,872,319
SEMICONDUCTORS—2.45%
Advanced Micro Devices Inc.(a)(b)	133,658	787,246
Altera Corp.	70,921	1,307,074
Analog Devices Inc.	67,393	1,989,441
Applied Materials Inc.	306,877	5,987,170
Broadcom Corp. Class A(a)	107,203	2,065,802
Intel Corp.	1,307,777	27,698,717
KLA-Tencor Corp.	40,861	1,515,943
Linear Technology Corp.(b)	50,232	1,541,620
LSI Corp.(a)(b)	154,465	764,602
MEMC Electronic Materials Inc.(a)	51,952	3,683,397
Microchip Technology Inc.(b)	43,475	1,422,937
Micron Technology Inc.(a)	168,598	1,006,530
National Semiconductor Corp.	52,679	965,079
Novellus Systems Inc.(a)	24,224	509,915
NVIDIA Corp.(a)	124,986	2,473,473
QLogic Corp.(a)	30,539	468,774
Teradyne Inc.(a)	40,651	504,885
Texas Instruments Inc.	300,840	8,504,747
Xilinx Inc.(b)	65,835	1,563,581

		64,760,933
SOFTWARE—3.74%
Adobe Systems Inc.(a)	128,556	4,575,308
Autodesk Inc.(a)	53,011	1,668,786
Automatic Data Processing Inc.	118,793	5,035,635
BMC Software Inc.(a)	43,604	1,418,002
CA Inc.	87,099	1,959,727
Citrix Systems Inc.(a)(b)	42,122	1,235,438
Compuware Corp.(a)(b)	63,053	462,809
Electronic Arts Inc.(a)	71,885	3,588,499
Fidelity National Information Services Inc.	38,657	1,474,378
Fiserv Inc.(a)	37,373	1,797,268
IMS Health Inc.	41,800	878,218
Intuit Inc.(a)	75,082	2,027,965
Microsoft Corp.	1,809,251	51,346,543
Novell Inc.(a)	82,059	516,151
Oracle Corp.(a)	893,173	17,470,464
Paychex Inc.	73,386	2,514,204
Total System Services Inc.	43,963	1,040,165

		99,009,560
TELECOMMUNICATIONS—5.86%
American Tower Corp. Class A(a)	90,866	3,562,856
AT&T Inc.	1,364,298	52,252,613
CenturyTel Inc.(b)	24,502	814,446
Ciena Corp.(a)(b)	20,448	630,412
Cisco Systems Inc.(a)	1,349,126	32,500,445

Citizens Communications Co.(b)	73,277	768,676
Corning Inc.	354,985	8,533,839
Embarq Corp.	34,554	1,385,615
JDS Uniphase Corp.(a)	50,359	674,307
Juniper Networks Inc.(a)	117,386	2,934,650
Motorola Inc.	508,891	4,732,686
QUALCOMM Inc.	364,692	14,952,372
Qwest Communications International Inc.(b)	349,117	1,581,500
Sprint Nextel Corp.	639,878	4,280,784
Tellabs Inc.(a)(b)	96,873	527,958
Verizon Communications Inc.	648,537	23,639,174
Windstream Corp.	103,843	1,240,924

		155,013,257
TEXTILES—0.03%
Cintas Corp.	29,903	853,432

		853,432
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	33,081	922,960
Mattel Inc.	81,265	1,617,173

		2,540,133
TRANSPORTATION—1.97%
Burlington Northern Santa Fe Corp.	67,210	6,198,106
C.H. Robinson Worldwide Inc.(b)	38,319	2,084,554
CSX Corp.	91,701	5,141,675
Expeditors International Washington Inc.(b)	47,961	2,166,878
FedEx Corp.	69,980	6,485,047
Norfolk Southern Corp.	85,569	4,648,108
Ryder System Inc.	12,849	782,633
Union Pacific Corp.	59,161	7,417,606
United Parcel Service Inc. Class B	234,196	17,100,992

		52,025,599

TOTAL COMMON STOCKS
(Cost: $2,415,769,769)		2,603,137,342

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.09%

MONEY MARKET FUNDS—6.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	36,990,742	36,990,742
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	121,840,983	121,840,983

		158,831,725
U.S. TREASURY OBLIGATIONS—0.09%
U.S. Treasury Bill
1.24%, 06/26/08(f)(g)	$2,250,000	2,243,147

		2,243,147

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,075,191)	161,074,872

TOTAL INVESTMENTS IN SECURITIES — 104.46%
(Cost: $2,576,844,960)	2,764,212,214
Other Assets, Less Liabilities — (4.46)%	(117,898,066)

NET ASSETS — 100.00%	$2,646,314,148

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (June 2008)	642	$42,500,400	$(304,375)

			$(304,375)

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—100.00%
Banc of America Securities LLC Tri-Party 1.25%, dated 3/31/08, due 4/1/08, maturity value $32,701,135 (collateralized by U.S. government obligations, value $33,354,253, 4.63%, 11/15/09).	$32,700,000	$32,700,000
Credit Suisse First Boston Tri-Party 1.35%, dated 3/31/08, due 4/1/08, maturity value $32,701,226 (collateralized by U.S. government obligations, value $33,358,814, 4.38% to 4.50%, 12/15/10 to 9/30/11).	32,700,000	32,700,000
Goldman Sachs Group Inc. (The) Tri-Party 1.00%, dated 3/31/08, due 4/1/08, maturity value $32,859,913 (collateralized by U.S. government obligations, value $33,516,984, 3.88% to 4.75%, 5/15/09 to 2/15/37).	32,859,000	32,859,000
Lehman Brothers Holdings Inc. Tri-Party 0.75%, dated 3/31/08, due 4/1/08, maturity value $32,700,681 (collateralized by U.S. government obligations, value $33,355,355, 2.00% to 3.88%, 2/28/10 to 5/15/13).	32,700,000	32,700,000
Merrill Lynch & Co. Inc. Tri-Party 1.00%, dated 3/31/08, due 4/1/08, maturity value $35,000,972 (collateralized by U.S. government obligations, value $35,701,951, 4.50%, 4/2/14).	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $165,959,000)		165,959,000

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $165,959,000)		165,959,000
Other Assets, Less Liabilities — 0.00%		2,906

NET ASSETS — 100.00%		$165,961,906

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (collectively, the “Money Market Master Portfolios”) use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which approximates market value, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity. At such intervals as the Board may deem appropriate, a review of the deviation of the Money Market Master Portfolios’ net assets calculated by using available market valuations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Money Market Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used in valuing the Master Portfolios’ investments as of March 31, 2008:

Investments in Securities
Master Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Active Stock	$1,702,172,758	$92,151,215	$—	$1,794,323,973
Bond Index	22,128,325	120,061,735	—	142,190,060
CoreAlpha Bond	60,405,564	1,783,431,456	38,209,733	1,882,046,753
Government Money Market	—	76,448,000	—	76,448,000
LifePath Retirement	327,817,393	27,475,170	—	355,292,563
LifePath 2010	938,179,325	95,141,129	—	1,033,320,454
LifePath 2020	1,765,520,743	144,509,756	—	1,910,030,499
LifePath 2030	1,339,784,990	158,107,495	—	1,497,892,485
LifePath 2040	983,575,737	150,039,128	—	1,133,614,865
Money Market	—	31,924,154,454	—	31,924,154,454
Prime Money Market	—	12,768,012,544	—	12,768,012,544
S&P 500 Index	2,605,380,489	158,831,725	—	2,764,212,214
Treasury Money Market	—	165,959,000	—	165,959,000

Other Financial Instruments (a)
Master Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Active Stock	$(68,102)	$—	$—	$(68,102)
CoreAlpha Bond	(118,368)	8,001,768	—	7,883,400
S&P 500 Index	(304,375)	—	—	(304,375)

(a)	Other financial instruments include futures and swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the quarter ended March 31, 2008:

Master Portfolio	Balance at Beginning of Period	Amortized Premiums/ Accreted Discounts	Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation)	Net Purchases/ Sales	Net Transfers in and/or out of Level 3	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Bond Index	$815,869	$—	$(5,071)	$(56,294)	$(754,504)	$—	$—
CoreAlpha Bond	98,570,544	(865,179)	(3,532,443)	(39,741,870)	(16,221,319)	38,209,733	(1,163,205)

FEDERAL INCOME TAXES

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,899,328,578	$85,191,811	$(190,196,416)	$(105,004,605)
Bond Index	139,555,781	4,159,321	(1,525,042)	2,634,279
CoreAlpha Bond	1,877,968,551	21,818,392	(17,740,190)	4,078,202
LifePath Retirement (a)	115,919,609	7,159,564	(1,183,102)	5,976,462
LifePath 2010 (a)	360,005,621	24,721,143	(4,394,488)	20,326,655
LifePath 2020 (a)	741,899,081	55,503,549	(11,738,409)	43,765,140
LifePath 2030 (a)	678,079,102	36,320,470	(12,002,302)	24,318,168
LifePath 2040 (a)	567,094,280	18,902,389	(11,068,066)	7,834,323
S&P 500 Index	2,623,492,932	592,404,713	(451,685,431)	140,719,282

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

As of March 31, 2008, the Money Market Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

FUTURES CONTRACTS

The Active Stock, Bond Index, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2008, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $2,300,000, $2,353,000 and $2,250,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of March 31, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of March 31, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of March 31, 2008, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of March 31, 2008, the Master Portfolio did not hold any swaptions.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of March 31, 2008, the Master Portfolio did not hold any short positions.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolios, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the quarter ended March 31, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	105	19	16	108	$8,646,990	$96,720	$(83,661)
iShares Lehman TIPS Bond Fund	294	8	34	268	29,428,582	292,618	218,363

iShares MSCI Canada Index Fund	66	14	—	80	2,409,001	—	—
iShares MSCI EAFE Index Fund	331	75	14	392	28,167,328	—	(12,713)
iShares MSCI Emerging Markets Index Fund	43	10	—	53	7,153,854	—	—
iShares S&P MidCap 400 Index Fund	138	36	10	164	12,768,375	26,491	(20,985)
iShares S&P SmallCap 600 Index Fund	90	13	5	98	5,846,771	6,696	(25,993)
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	375	41	69	347	27,920,251	318,147	(403,831)
iShares Lehman TIPS Bond Fund	782	13	94	702	77,102,873	766,159	518,309
iShares MSCI Canada Index Fund	239	20	10	249	7,542,852	—	(5,317)
iShares MSCI EAFE Index Fund	1,152	202	97	1,257	90,365,789	—	1,971,979
iShares MSCI Emerging Markets Index Fund	158	17	1	174	23,392,064	—	(12,381)
iShares S&P MidCap 400 Index Fund	468	81	28	521	40,523,045	83,625	11,865
iShares S&P SmallCap 600 Index Fund	283	43	20	306	18,344,273	21,382	(77,607)
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	1,004	112	148	968	77,800,477	849,780	(1,275,288)
iShares Lehman TIPS Bond Fund	888	23	97	814	89,469,260	871,823	623,558
iShares MSCI Canada Index Fund	620	66	13	673	20,395,324	—	(35,244)
iShares MSCI EAFE Index Fund	2,992	477	96	3,373	242,530,635	—	(249,691)
iShares MSCI Emerging Markets Index Fund	397	69	—	466	62,576,735	—	—
iShares S&P MidCap 400 Index Fund	1,150	202	48	1,304	101,344,176	209,776	(119,926)
iShares S&P SmallCap 600 Index Fund	702	93	10	785	47,037,858	52,467	(43,809)
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	935	99	123	911	73,236,496	791,200	(624,759)
iShares Lehman TIPS Bond Fund	373	21	46	348	38,287,951	363,505	303.611
iShares MSCI Canada Index Fund	574	61	16	619	18,744,792	—	(44,055)
iShares MSCI EAFE Index Fund	2,783	431	90	3,124	224,651,047	—	80,425
iShares MSCI Emerging Markets Index Fund	372	55	—	427	57,420,305	—	—
iShares S&P MidCap 400 Index Fund	1,033	163	33	1,163	90,396,779	188,117	(64,266)
iShares S&P SmallCap 600 Index Fund	628	94	29	693	41,552,405	46,600	(134,750)
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	805	73	107	771	61,947,409	666,490	(631,405)
iShares MSCI Canada Index Fund	479	83	33	529	16,023,549	—	(88,111)
iShares MSCI EAFE Index Fund	2,356	371	102	2,625	188,769,783	—	(115,762)

iShares MSCI Emerging Markets Index Fund	312	56	7	361	48,458,637	—	(164,245)
iShares S&P MidCap 400 Index Fund	853	161	45	969	75,304,720	155,443	(104,189)
iShares S&P SmallCap 600 Index Fund	525	86	37	574	34,385,377	39,193	(163,758)

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: May 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: May 16, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: May 16, 2008